Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.5%)
Agency Adjustable Rate Mortgages (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.63%, 3.39%, 7/1/45	$13	$13
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 2.60%, 12/1/45	10	11
		24
Agency Fixed Rate Mortgages (16.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 10/1/51	54	43
Gold Pools:
3.50%, 1/1/44	282	260
4.00%, 12/1/41 – 10/1/44	325	309
5.41%, 7/1/37 – 8/1/37	11	11
5.44%, 1/1/37 – 2/1/38	40	40
5.46%, 5/1/37 – 1/1/38	39	39
5.48%, 8/1/37	10	10
5.50%, 8/1/37 – 11/1/37	46	46
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	46	46
6.00%, 8/1/37 – 5/1/38	12	13
7.50%, 5/1/35	16	17
8.00%, 8/1/32	10	11
8.50%, 8/1/31	15	16
Federal National Mortgage Association,
Conventional Pools:
2.00%, 11/1/51 – 3/1/52	592	474
2.50%, 2/1/50	208	175
3.00%, 7/1/49	50	43
3.50%, 7/1/46 – 7/1/49	635	588
4.00%, 11/1/41 – 8/1/49	586	553
4.50%, 8/1/40 – 9/1/48	177	172
5.00%, 7/1/40	45	45
5.62%, 12/1/36	18	18
6.00%, 12/1/38	145	149
6.50%, 11/1/27 – 10/1/38	11	11
7.00%, 6/1/29	3	3
7.50%, 8/1/37	28	30
8.00%, 4/1/33	21	23
8.50%, 10/1/32	23	25
9.50%, 4/1/30	1	1
October TBA:
2.50%, 10/1/52 (b)	1,350	1,133
3.50%, 10/1/52 (b)	2,825	2,543
4.00%, 10/1/52 (b)	350	325
4.50%, 10/1/52 (b)	4,250	4,050
5.00%, 10/1/52 (b)	1,025	999
5.50%, 10/1/52 (b)	1,725	1,715
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	240	219
4.00%, 7/15/44	84	81
5.00%, 12/20/48 – 2/20/49	12	12
		14,253

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Asset-Backed Securities (11.1%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 3.61%, 1/15/32 (c)(d)	625	608
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%, 4.13%, 1/19/33 (c)(d)	250	244
American Homes 4 Rent Trust,
6.07%, 10/17/52 (d)	490	486
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 3.68%, 7/15/34 (c)(d)	390	375
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (d)	356	273
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (d)	225	201
4.94%, 1/25/52 (d)	400	268
Conn's Receivables Funding LLC,
2.87%, 5/15/26 (d)	125	122
9.52%, 12/15/26 (d)	400	399
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (d)	196	189
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (d)	180	143
Foundation Finance Trust,
3.86%, 11/15/34 (d)	84	82
Freed ABS Trust,
5.39%, 6/18/26 (d)	112	112
GAIA Aviation Ltd.,
7.00%, 12/15/44 (d)	344	193
Goodgreen Trust,
5.53%, 4/15/55 (d)	415	341
JOL Air Ltd.,
4.95%, 4/15/44 (d)	227	158
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (d)	311	258
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (d)	108	88
Mosaic Solar Loan Trust,
1.92%, 6/20/52 (d)	195	158
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (d)	694	657
Newday Funding Master Issuer PLC,
SOFR + 1.50%, 4.17%, 4/15/30 (c)(d)	500	487
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 4.14%, 12/25/33 (c)	179	176
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (d)	242	213
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 3.86%, 7/20/34 (c)(d)	900	862
Oxford Finance Funding LLC,
5.44%, 2/15/27 (d)	138	136
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 6.08%, 3/25/26 (c)(d)	650	608
PNMAC GMSR Issuer Trust,
SOFR30A + 4.19%, 6.49%, 6/25/27 (c)(d)	300	289
SOFR30A + 4.25%, 6.53%, 5/25/27 (c)(d)	300	287
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (d)	169	158
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 3.98%, 7/20/34 (c)(d)	840	807
START Ireland,
4.09%, 3/15/44 (d)	125	111
		9,489

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.00% - 1 Month USD LIBOR, 3.18%, 11/15/43 – 6/15/44 (e)	854	73
IO STRIPS
7.50%, 12/15/29	2	—@
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33	100	18
IO STRIPS
8.00%, 6/25/35 (c)	6	1
REMIC
7.00%, 9/25/32	17	18
Government National Mortgage Association,
IO
0.57%, 8/20/58 (c)	3,290	42
5.00%, 2/16/41	41	8
		160
Commercial Mortgage-Backed Securities (11.9%)
BAMLL Commercial Mortgage Securities Trust,
SOFR + 3.00%, 5.85%, 1/15/39 (c)(d)	350	334
BANK 2019-BNK21,
IO
0.97%, 10/17/52 (c)	3,503	154
BANK 2020-BNK30,
3.02%, 12/15/53 (c)	725	493
BPR Trust,
SOFR + 3.00%, 5.85%, 5/15/39 (c)(d)	350	345
BX Trust BX 2022 VAMF,
SOFR + 2.70%, 5.55%, 1/15/39 (c)(d)	390	367
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (c)(d)	300	195
IO
0.87%, 11/10/48 (c)	2,277	40
1.03%, 9/10/58 (c)	4,140	85
Commercial Mortgage Trust,
IO
0.04%, 7/10/45 (c)	6,150	1
0.82%, 10/10/47 (c)	2,217	23
1.15%, 7/15/47 (c)	2,433	31
Credit Suisse Mortgage Trust,
1 Month USD LIBOR + 3.97%, 6.79%, 4/15/23 (c)(d)	525	506
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.98%, 1/25/49 (c)	800	153
3.08%, 1/25/32 (c)	625	124
3.32%, 5/25/32 (c)	1,300	285
3.69%, 7/25/32 (c)	775	182
4.29%, 8/25/54 (c)	650	179
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.90%, 12/25/26 (c)(d)	40	39
1 Month USD LIBOR + 5.25%, 7.80%, 7/25/26 (c)(d)	42	42
IO
2.72%, 1/25/49(c)	3,665	589
2.75%, 2/25/49 (c)	1,635	267

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

3.17%, 11/25/36 (c)		475	127
3.57%, 10/25/38 (c)		800	223
3.92%, 6/25/50 (c)		900	221
GS Mortgage Securities Trust,
4.88%, 8/10/46 (c)(d)		500	471
IO
0.84%, 9/10/47 (c)		4,221	45
1.37%, 10/10/48 (c)		4,596	132
Highways 2021 PLC,
3.19%, 12/18/31	GBP	300	328
Jackson Park Trust,
3.35%, 10/14/39 (c)(d)		$400	275
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (c)		6,000	17
0.72%, 12/15/49 (c)		2,581	45
0.96%, 7/15/47 (c)		4,270	32
JPMBB Commercial Mortgage Securities Trust,
IO
1.10%, 8/15/47 (c)		2,663	33
Last Mile Logistics Pan Euro Finance DAC,
3 Month EURIBOR + 1.90%, 2.24%, 8/17/33 (c)(d)	EUR	100	91
Life Mortgage Trust,
SOFR + 2.09%, 4.94%, 5/15/39 (c)(d)		$175	169
MF1 2021-W10X,
SOFR + 2.82%, 5.67%, 12/15/34 (c)(d)		475	461
MFT Trust,
3.59%, 2/10/42 (c)(d)		200	148
MKT 2020-525M Mortgage Trust,
3.04%, 2/12/40 (c)(d)		200	124
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 5.03%, 3/25/50 (c)(d)		20	20
Natixis Commercial Mortgage Securities Trust,
4.46%, 1/15/43 (c)(d)		200	163
1 Month USD LIBOR + 1.70%, 4.52%, 8/15/38 (c)(d)		325	305
1 Month USD LIBOR + 2.20%, 5.02%, 7/15/36 (c)(d)		500	488
Real Estate Asset Liquidity Trust,
IO
1.17%, 2/12/31 (c)(d)	CAD	3,458	117
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (c)(d)		$450	393
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)		3,650	61
Taubman Centers Commercial Mortgage Trust,
SOFR + 2.19%, 5.03%, 5/15/37 (c)(d)		450	441
Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%, 3.01%, 8/27/25 (c)(d)	EUR	250	230
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 4.64%, 1/18/37 (c)(d)		$261	253
WFRBS Commercial Mortgage Trust,
4.29%, 5/15/45 (c)(d)		385	369
			10,216
Corporate Bonds (25.8%)
Finance (8.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		150	120
4.13%, 7/3/23		325	323
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (d)		200	145

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (d)	275	249
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (d)	225	174
Banco Santander Chile
2.70%, 1/10/25 (d)	150	140
Banco Santander SA
4.18%, 3/24/28	200	180
Bank Hapoalim BM
3.26%, 1/21/32 (d)	225	188
Bank of America Corp.,
2.48%, 9/21/36	250	181
2.69%, 4/22/32	175	137
3.71%, 4/24/28	125	114
3.85%, 3/8/37	125	101
MTN
4.00%, 1/22/25	385	373
Bank of Ireland Group PLC
2.03%, 9/30/27 (d)	250	207
Bank of Montreal
3.09%, 1/10/37	150	112
Belrose Funding Trust
2.33%, 8/15/30 (d)	100	76
BNP Paribas SA
4.40%, 8/14/28 (d)	300	270
BPCE SA
5.15%, 7/21/24 (d)	300	293
Citigroup, Inc.,
2.52%, 11/3/32	475	361
5.50%, 9/13/25	150	150
CNO Financial Group, Inc.
5.25%, 5/30/29	95	89
Coinbase Global, Inc.
3.38%, 10/1/28 (d)	110	69
Credit Suisse Group AG
6.54%, 8/12/33 (d)	250	225
Goldman Sachs Group, Inc.
2.62%, 4/22/32	525	408
Grupo Aval Ltd.
4.38%, 2/4/30 (d)	200	145
HSBC Holdings PLC
3.80%, 3/11/25	450	435
JPMorgan Chase & Co.
1.95%, 2/4/32	125	93
Life Storage LP
2.40%, 10/15/31	125	94
Macquarie Group Ltd.
2.87%, 1/14/33 (d)	125	94
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	125	127
Nationwide Building Society
4.30%, 3/8/29 (d)	375	334
Nordea Bank Abp
5.38%, 9/22/27 (d)	200	195
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (d)	200	179
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (d)	170	123
Societe Generale SA
2.63%, 1/22/25 (d)	225	208
Sun Communities Operating LP
4.20%, 4/15/32	225	189

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

SVB Financial Group,
1.80%, 2/2/31	125	90
4.10%, 2/15/31 (f)	100	69
United Overseas Bank Ltd.
3.86%, 10/7/32 (d)	325	296
Wells Fargo & Co.,
3.07%, 4/30/41	125	86
MTN
2.88%, 10/30/30	200	165
Westpac Banking Corp.
2.67%, 11/15/35	75	55
		7,662
Industrials (14.8%)
Airbnb, Inc.
0.00%, 3/15/26	130	108
Alibaba Group Holding Ltd.
2.13%, 2/9/31 (g)	200	154
Altria Group, Inc.
3.40%, 2/4/41	125	79
Amazon.com, Inc.
2.70%, 6/3/60	100	59
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (d)	160	140
Amgen, Inc.,
2.80%, 8/15/41	100	69
4.20%, 2/22/52	75	59
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	100	83
AT&T, Inc.,
2.55%, 12/1/33	225	167
3.55%, 9/15/55	150	99
BAT Capital Corp.
2.26%, 3/25/28	275	219
Boeing Co.
3.25%, 2/1/35	150	106
BP Capital Markets PLC,
4.38%, 6/22/25 (f)	75	70
4.88%, 3/22/30 (f)	75	65
Celanese U.S. Holdings LLC
6.17%, 7/15/27	250	237
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	50	36
2.80%, 4/1/31	100	76
3.50%, 3/1/42	300	191
Children's Health System of Texas
2.51%, 8/15/50	175	105
Comcast Corp.
1.95%, 1/15/31	200	156
Crown Castle International Corp.
3.30%, 7/1/30	150	126
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (d)	275	157
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	150	145
Dexcom, Inc.
0.25%, 11/15/25 (g)	200	185
Dick's Sporting Goods, Inc.
4.10%, 1/15/52	250	155

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

DXC Technology Co.
1.80%, 9/15/26		350	300
Enbridge, Inc.
2.50%, 8/1/33		275	206
Energy Transfer LP,
2.90%, 5/15/25		250	233
4.75%, 1/15/26		75	72
Enterprise Products Operating LLC
3.30%, 2/15/53		100	65
EQM Midstream Partners LP
7.50%, 6/1/27 (d)		25	24
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (d)		264	240
Garda World Security Corp.
4.63%, 2/15/27 (d)		200	172
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35		225	202
General Motors Co.,
5.40%, 10/15/29		175	162
6.60%, 4/1/36		75	70
6.75%, 4/1/46		75	68
Georgia-Pacific LLC
2.30%, 4/30/30 (d)		175	144
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27		80	73
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32		50	38
5.38%, 4/15/26		125	120
Grifols SA
2.25%, 11/15/27 (d)	EUR	200	153
HCA, Inc.
5.25%, 6/15/49		$175	143
Hyundai Capital America
1.80%, 1/10/28 (d)		250	200
Imperial Brands Finance PLC
3.13%, 7/26/24 (d)		350	335
Intel Corp.
2.80%, 8/12/41		175	118
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27 (d)		225	193
Johns Hopkins University,
Series A
2.81%, 1/1/60		145	90
Las Vegas Sands Corp.
3.20%, 8/8/24		100	94
Level 3 Financing, Inc.
3.40%, 3/1/27 (d)		175	147
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (d)		145	108
Lowe's Cos., Inc.
5.80%, 9/15/62		75	69
Macy's Retail Holdings LLC
5.88%, 3/15/30 (d)(g)		80	63
Magallanes, Inc. Co.,
5.05%, 3/15/42 (d)		100	75
5.14%, 3/15/52 (d)		150	109
Matador Resources Co.
5.88%, 9/15/26		205	198
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (d)(g)		120	106
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		150	127

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Medline Borrower LP
3.88%, 4/1/29 (d)		150	121
MPLX LP
4.95%, 3/14/52		200	157
NBN Co. Ltd.
2.63%, 5/5/31 (d)		225	179
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (d)		275	236
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (d)		275	267
NOVA Chemicals Corp.
4.25%, 5/15/29 (d)(g)		165	129
ONEOK, Inc.,
3.10%, 3/15/30		125	102
3.40%, 9/1/29		50	42
Peloton Interactive, Inc.
0.00%, 2/15/26		235	160
Pertamina Persero PT
2.30%, 2/9/31		450	342
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (d)		200	152
RingCentral, Inc.
0.00%, 3/15/26		125	97
Rockies Express Pipeline LLC
3.60%, 5/15/25 (d)		100	90
Rogers Communications, Inc.
4.55%, 3/15/52 (d)		175	140
Sealed Air Corp.
1.57%, 10/15/26 (d)		75	63
Silgan Holdings, Inc.
1.40%, 4/1/26 (d)		200	171
Splunk, Inc.
1.13%, 6/15/27		200	158
Spotify USA, Inc.
0.00%, 3/15/26		140	111
Standard Industries, Inc.
2.25%, 11/21/26 (d)	EUR	125	97
Syngenta Finance NV
4.89%, 4/24/25 (d)		$300	290
Take-Two Interactive Software, Inc.
4.00%, 4/14/32		75	65
Telefonica Emisiones SA
4.10%, 3/8/27		300	278
TotalEnergies SE,
Series FP
0.50%, 12/2/22		200	199
Uber Technologies, Inc.
0.00%, 12/15/25		190	159
Union Pacific Corp.
4.95%, 9/9/52		100	93
Verizon Communications, Inc.
2.65%, 11/20/40		250	164
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (d)		275	256
Vontier Corp.
2.40%, 4/1/28		250	196
VTR Finance NV
6.38%, 7/15/28 (d)		200	113
Warnermedia Holdings, Inc.
4.28%, 3/15/32 (d)		175	144
Wayfair, Inc.
0.63%, 10/1/25		285	192

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Western Digital Corp.
1.50%, 2/1/24	125	119
		12,645
Utilities (2.1%)
Duke Energy Indiana LLC
2.75%, 4/1/50	83	52
Enel Finance International NV
5.00%, 6/15/32 (d)	200	171
Entergy Louisiana LLC
1.60%, 12/15/30	125	94
Fells Point Funding Trust
3.05%, 1/31/27 (d)	250	223
Jersey Central Power & Light Co.
2.75%, 3/1/32 (d)	150	119
Mississippi Power Co.
3.95%, 3/30/28	275	254
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	150	96
Niagara Mohawk Power Corp.
2.76%, 1/10/32 (d)	300	235
Northern States Power Co.
2.90%, 3/1/50	150	101
NRG Energy, Inc.
3.88%, 2/15/32 (d)	160	125
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	125	99
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	150	117
Virginia Electric and Power Co.
2.95%, 11/15/51	125	81
		1,767
		22,074
Mortgages - Other (21.9%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 3.44%, 5/25/47 (c)	72	61
5.50%, 2/25/36	5	3
6.00%, 7/25/37	38	26
PAC
5.50%, 2/25/36	2	2
6.00%, 4/25/36	11	6
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 3.73%, 7/25/46 (c)	96	78
6.36%, 10/25/36	256	78
Banc of America Funding Trust,
5.25%, 7/25/37	14	14
6.00%, 7/25/37	15	11
Bayview MSR Opportunity Master Fund Trust,
3.00%, 11/25/51 (c)(d)	227	188
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)	241	207
1.75%, 10/25/61 (c)(d)	246	215
CFMT LLC,
3.25%, 9/25/37	230	179
3.75%, 4/25/25 (c)(d)	300	268
3.85%, 10/27/31 (c)(d)	350	319
ChaseFlex Trust,
6.00%, 2/25/37	306	137
CIM Trust,
2.50%, 7/1/51 (c)(d)	374	299
2.57%, 7/25/55 (d)	354	337
2.82%, 10/25/61 (d)	245	227

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)		161	146
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		752	159
Eurosail-NL 2007-2 BV,
3 Month EURIBOR + 1.80%, 1.80%, 10/17/40 (c)	EUR	300	287
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$511	469
3.50%, 5/25/45 – 5/25/47		312	291
3.85%, 5/25/45 (c)(d)		1	1
4.00%, 5/25/45		7	7
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		378	302
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (c)(d)		300	243
7.90%, 7/25/27 (d)		300	279
Freddie Mac STACR REMIC Trust,
SOFR30A + 2.20%, 4.48%, 5/25/42 (c)(d)		182	181
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (c)(d)		508	490
GSR Mortgage Loan Trust,
5.75%, 1/25/37		77	51
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		350	323
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		896	716
Imperial Fund Mortgage Trust,
2.09%, 1/25/57 (c)(d)		493	401
2.49%, 2/25/67 (c)(d)		282	250
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35		32	24
JP Morgan Mortgage Trust,
3.45%, 6/25/37 (c)		27	22
6.00%, 6/25/37		4	11
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (d)		331	324
Lehman Mortgage Trust,
6.50%, 9/25/37		623	234
LHOME Mortgage Trust,
3.23%, 10/25/24 (d)		25	25
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (d)		288	274
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 5.93%, 2/25/23 (c)(d)		300	298
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		216	198
2.36%, 10/25/26 (d)		235	218
2.49%, 11/25/26 (d)		327	304
5.56%, 6/25/27 (d)		278	269
Preston Ridge Partners Mortgage LLC,
5.00%, 3/25/27 (d)		300	286
PRET 2022-NPL4 LLC,
6.56%, 8/25/52 (d)		293	293
RALI Trust,
6.00%, 4/25/36 – 1/25/37		24	18
Rate Mortgage Trust,
2.50%, 11/25/51 (c)(d)		526	415
Residential Asset Securitization Trust,
6.00%, 7/25/36		20	11
Sage AR Funding PLC (SGSHR) No. 1,
3.58%, 11/17/51 (c)	GBP	400	418

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 5/25/60		$4,079	3,674
4.00%, 7/25/56 (c)		194	190
4.00%, 8/25/58 – 2/25/59		342	328
4.25%, 5/25/60 (c)(d)		600	532
4.50%, 6/25/57		591	579
4.75%, 7/25/56 – 6/25/57(c)(d)		700	645
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (d)		269	252
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.93%, 5/25/47 (c)(d)		877	811
TVC Mortgage Trust,
3.47%, 9/25/24 (d)		79	79
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		474	379
UWM Mortgage Trust,
2.50%, 11/25/51 (c)(d)		349	278
VOLT CV LLC,
2.49%, 11/27/51 (d)		167	153
			18,793
Municipal Bonds (1.5%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	127
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	257
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	756
University of Michigan, MI,
Series A
4.45%, 4/1/22		170	136
			1,276
Sovereign (3.3%)
Australia Government Bond,
1.25%, 5/21/32	AUD	825	417
Dominican Republic International Bond,
5.88%, 1/30/60 (d)		$225	149
Ecuador Government International Bond,
1.50%, 7/31/40 (d)(h)		62	19
Egypt Government International Bond,
6.38%, 4/11/31 (d)		200	115
7.50%, 2/16/61 (d)		200	106
Export-Import Bank of India,
3.25%, 1/15/30 (d)		200	167
Hellenic Republic Government Bond,
2.00%, 4/22/27 (d)	EUR	143	129
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (d)		620	588
Ivory Coast Government International Bond,
4.88%, 1/30/32 (d)		$125	82
Petroleos Mexicanos,
6.70%, 2/16/32		388	273
6.95%, 1/28/60		55	31
Philippine Government International Bond,
4.20%, 3/29/47		200	156

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	12,298	559
			2,791
Supranational (0.3%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (d)		$350	283

U.S. Treasury Securities (4.9%)
U.S. Treasury Bond,
1.75%, 8/15/41		3,700	2,532
U.S. Treasury Note,
2.25%, 2/15/27		1,800	1,664
			4,196
Total Fixed Income Securities (Cost $94,735)			83,555

	Shares
Short-Term Investments (14.4%)
Investment Company (11.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $9,585)	9,585,259	9,585

Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $468)	468,063	468

	Face Amount (000)
U.S. Treasury Securities (2.6%)
U.S. Treasury Bill,
3.84%, 3/16/23 (j)	$833	819
U.S. Treasury Notes,
0.13%, 12/31/22	1,000	992
0.50%, 3/15/23	450	443
Total U.S. Treasury Securities (Cost $2,265)		2,254
Total Short-Term Investments (Cost $12,318)		12,307
Total Investments (111.9%) (Cost $107,053) Including $643 of Securities Loaned (k)(l)(m)		95,862
Liabilities in Excess of Other Assets (–11.9%)		(10,185)
Net Assets (100.0%)		$85,677

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2022.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2022.
(g)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $643,000 and $657,000, respectively. The Fund received cash collateral of approximately $468,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $189,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at September 30, 2022.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and a swap agreement.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(m)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $699,000 and the aggregate gross unrealized depreciation is approximately $12,374,000, resulting in net unrealized depreciation of approximately $11,675,000.
@	Value is less than $500.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	—	United States Dollar

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	CNY	2,856		$425	11/10/22	$22
Goldman Sachs International		$212	BRL	1,106	11/10/22	(9)
Royal Bank of Canada	EUR	1,886		$1,935	11/10/22	81
Standard Chartered Bank		$215	JPY	30,511	11/10/22	(4)
UBS AG	AUD	677		$476	11/10/22	43
UBS AG	CAD	566		$438	11/10/22	28
UBS AG	GBP	2		$2	11/10/22	—@
UBS AG	GBP	677		$820	11/10/22	64
UBS AG		$4	CAD	5	11/10/22	(—@	)
UBS AG		$3	EUR	3	11/10/22	(—@	)
UBS AG		$5	GBP	5	11/10/22	(—@	)
UBS AG		$209	MXN	4,235	11/10/22	(—@	)
UBS AG	ZAR	10,797		$652	11/10/22	58
						$283

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	15	Dec-22		$1,500	$1,681	$(60)
U.S. Treasury 10 yr. Ultra Note	25	Dec-22		2,500	2,962	(2)
U.S. Treasury 5 yr. Note	40	Dec-22		4,000	4,300	(117)
U.S. Treasury Long Bond	17	Dec-22		1,700	2,149	(127)
U.S. Treasury Ultra Bond	38	Dec-22		3,800	5,206	(497)

Short:
Euro-Buxl 30yr. Bond	1	Dec-22	EUR	(100)	(144)	19
German Euro-BTP Italian Index	3	Dec-22		(300)	(329)	18
Japan 10 yr. Bond	1	Dec-22	JPY	(100,000)	(1,025)	2
U.S. Treasury 2 yr. Note	27	Dec-22		$(5,400)	(5,545)	5
						$(759)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at September 30, 2022:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation† (Unaudited)	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.39	NR	Buy	5.00%	Quarterly	12/20/27	$1,099	$44	$52	$(8)

*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
†	Credit rating as issued by Standard & Poor’s.
BTP	Buoni del Tesoro Poliennali.
NR	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Mortgages - Other	19.7%
Agency Fixed Rate Mortgages	14.9
Industrials	13.3
Short-Term Investments	12.4
Others**	11.0
Commercial Mortgage-Backed Securities	10.7
Asset-Backed Securities	10.0
Finance	8.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $23,341,000 and net unrealized depreciation of approximately $759,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $283,000. Also does not include open swap agreements with total unrealized depreciation of approximately $8,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Biotechnology (1.0%)
Intellia Therapeutics, Inc. (a)	13,526	$757
ProKidney Corp. (a)	79,084	712
		1,469
Chemicals (0.6%)
Ginkgo Bioworks Holdings, Inc. (a)	265,674	829

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	129,934	287

Consumer Finance (0.7%)
Upstart Holdings, Inc. (a)(b)	48,161	1,001

Entertainment (4.9%)
ROBLOX Corp., Class A (a)	192,414	6,896

Health Care Providers & Services (9.2%)
Agilon Health, Inc. (a)	486,061	11,383
Guardant Health, Inc. (a)	29,849	1,607
		12,990
Health Care Technology (4.4%)
Doximity, Inc., Class A (a)	205,707	6,216

Information Technology Services (25.0%)
Adyen NV (Netherlands) (a)	2,594	3,235
Affirm Holdings, Inc. (a)	245,424	4,604
Cloudflare, Inc., Class A (a)	172,869	9,561
MongoDB, Inc. (a)	32,756	6,504
Shopify, Inc., Class A (Canada) (a)	63,200	1,703
Snowflake, Inc., Class A (a)	57,529	9,778
		35,385
Interactive Media & Services (5.4%)
ZoomInfo Technologies, Inc., Class A (a)	183,645	7,651

Internet & Direct Marketing Retail (12.3%)
Chewy, Inc., Class A (a)	145,505	4,470
Coupang, Inc. (a)	199,556	3,327
DoorDash, Inc., Class A (a)	112,354	5,556
Farfetch Ltd., Class A (a)	131,945	983
Global-e Online Ltd. (Israel) (a)	75,887	2,031
Wayfair, Inc., Class A (a)	35,495	1,155
		17,522
Leisure Products (1.2%)
Peloton Interactive, Inc., Class A (a)	242,392	1,680

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A (a)	58,761	1,674

Pharmaceuticals (6.3%)
Royalty Pharma PLC, Class A (United Kingdom)	222,569	8,943

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Road & Rail (1.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	788,239	2,073

Software (21.7%)
Bill.Com Holdings, Inc. (a)	58,027	7,681
Cipher Mining, Inc. (a)	202,446	255
Datadog, Inc., Class A (a)	80,505	7,147
Gitlab, Inc., Class A (a)	43,853	2,246
MicroStrategy, Inc., Class A (a)(b)	2,554	542
Samsara, Inc., Class A (a)	124,865	1,507
Trade Desk, Inc., Class A (a)	166,733	9,963
Unity Software, Inc. (a)	45,027	1,435
		30,776
Specialty Retail (0.7%)
Carvana Co. (a)	48,202	978
Total Common Stocks (Cost $218,453)		136,370

Preferred Stock (1.5%)
Software (1.5%)
Databricks, Inc. (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21) (Cost $2,666)	36,279	2,161

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $3,877)	87,968	1,004

No. of Warrants
Warrant (0.0%) (e)
Chemicals (0.0%) (e)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $55)	16,415	12

Shares
Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	1,322,344	1,322

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $188; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $191)	$188	188
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $56; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $57)	56	56
		244
Total Securities held as Collateral on Loaned Securities (Cost $1,566)		1,566

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Shares
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $1,229)	1,229,094	1,229
Total Short-Term Investments (Cost $2,795)		2,795
Total Investments Excluding Purchased Options (100.4%) (Cost $227,846)		142,342
Total Purchased Options Outstanding (0.8%) (Cost $750)		1,104
Total Investments (101.2%) (Cost $228,596) Including $1,543 of Securities Loaned (g)(h)(i)(j)		143,446
Liabilities in Excess of Other Assets (–1.2%)		(1,736)
Net Assets (100.0%)		$141,710

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $1,543,000 and $1,588,000, respectively. The Fund received cash collateral of approximately $1,588,000, of which approximately $1,566,000, was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $22,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $2,161,000 and represents 1.5% of net assets.
(d)	At September 30, 2022, the Fund held a fair valued security at approximately $2,161,000, representing 1.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	Amount is less than 0.05%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $3,235,000 and 2.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(i)	Securities are available for collateral in connection with purchased options.
(j)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,748,000 and the aggregate gross unrealized depreciation is approximately $93,898,000, resulting in net unrealized depreciation of approximately $85,150,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	85,198,084	85,198	$436	$409	$27
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	34,360,212	34,360	317	171	146
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	38,083157	38,083	351	170	181
							$1, 104	$750	$354

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	25.1%
Software	23.4
Others**	18.0
Internet & Direct Marketing Retail	12.5
Health Care Providers & Services	9.2
Pharmaceuticals	6.4
Interactive Media & Services	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.4%)
Albania (0.1%)
Sovereign (0.1%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	109	$98

Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.00%, 11/26/29		$495	374
8.00%, 11/26/29 (a)		590	445
9.38%, 5/8/48 (a)		400	272
			1,091
Argentina (0.4%)
Sovereign (0.4%)
Argentine Republic Government International Bond,
3.50%, 7/9/41 (b)		890	191
Provincia de Cordoba,
6.88%, 12/10/25		301	230
			421
Armenia (0.5%)
Sovereign (0.5%)
Republic of Armenia International Bond,
3.60%, 2/2/31		250	170
3.95%, 9/26/29		460	328
			498
Azerbaijan (0.5%)
Sovereign (0.5%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		550	445

Bahrain (1.4%)
Sovereign (1.4%)
Bahrain Government International Bond,
7.50%, 9/20/47		1,770	1,411

Barbados (1.5%)
Sovereign (1.5%)
Barbados Government International Bond,
6.50%, 10/1/29		1,660	1,473

Benin (1.6%)
Sovereign (1.6%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	764	513
4.95%, 1/22/35		1,600	996
6.88%, 1/19/52		110	68
			1,577

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Brazil (1.6%)
Corporate Bonds (1.4%)
Arcos Dorados BV,
6.13%, 5/27/29 (a)	$231	210
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	360	291
Hidrovias International Finance Sarl,
4.95%, 2/8/31	580	448
Natura &Co Luxembourg Holdings Sarl,
6.00%, 4/19/29 (a)	350	289
Suzano Austria GmbH,
3.75%, 1/15/31	175	137
		1,375
Sovereign (0.2%)
Brazilian Government International Bond,
3.88%, 6/12/30	200	166
		1,541
Cayman Islands (1.3%)
Corporate Bonds (1.3%)
KWG Group Holdings Ltd.,
7.88%, 9/1/23	300	77
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24	1,080	1,050
Shimao Group Holdings Ltd.,
5.60%, 7/15/26	660	84
Times China Holdings Ltd.,
5.55%, 6/4/24	330	49
		1,260
Chile (1.8%)
Corporate Bonds (1.0%)
AES Andes SA,
7.13%, 3/26/79	400	352
VTR Comunicaciones SpA,
4.38%, 4/15/29	434	270
5.13%, 1/15/28	566	383
		1,005
Sovereign (0.8%)
Chile Government International Bond,
3.50%, 1/25/50 (c)	900	615
3.86%, 6/21/47	230	170
		785
		1,790
China (3.4%)
Sovereign (3.4%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	390	370
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,600	1,439
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25	750	732
3.70%, 6/10/25 (a)	838	818
		3,359

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Colombia (2.1%)
Corporate Bond (0.3%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)		357	255

Sovereign (1.8%)
Colombia Government International Bond,
3.00%, 1/30/30		816	586
4.13%, 5/15/51		760	410
5.00%, 6/15/45		1,260	768
			1,764
			2,019
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		380	349
7.00%, 4/4/44		450	376
			725
Dominican Republic (3.5%)
Sovereign (3.5%)
Dominican Republic International Bond,
5.30%, 1/21/41 (a)		400	272
5.50%, 2/22/29 (a)		350	302
5.88%, 1/30/60 (a)		1,360	903
6.00%, 7/19/28 (a)		570	519
6.85%, 1/27/45 (a)		740	579
6.88%, 1/29/26		500	489
7.45%, 4/30/44 (a)		500	422
			3,486
Ecuador (1.4%)
Sovereign (1.4%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		273	80
1.50%, 7/31/40 (b)		265	79
1.50%, 7/31/40 (a)(b)		1,126	335
2.50%, 7/31/35 (b)		440	146
2.50%, 7/31/35 (a)(b)		1,107	367
5.50%, 7/31/30 (a)(b)		787	376
			1,383
Egypt (2.3%)
Sovereign (2.3%)
Egypt Government International Bond,
5.25%, 10/6/25 (a)		200	156
6.38%, 4/11/31 (a)	EUR	500	287
7.50%, 2/16/61 (a)		$770	409
8.15%, 11/20/59 (a)		1,500	814
8.88%, 5/29/50		750	419
8.88%, 5/29/50 (a)		340	190
			2,275

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

El Salvador (0.6%)
Sovereign (0.6%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,141	431
8.63%, 2/28/29 (a)	370	137
		568
Ethiopia (0.3%)
Sovereign (0.3%)
Ethiopia International Bond,
6.63%, 12/11/24	630	322

Gabon (1.0%)
Sovereign (1.0%)
Gabon Government International Bond,
6.95%, 6/16/25 (a)	610	506
7.00%, 11/24/31	650	431
		937
Georgia (0.2%)
Sovereign (0.2%)
Georgia Government International Bond,
2.75%, 4/22/26	215	184

Ghana (0.9%)
Sovereign (0.9%)
Ghana Government International Bond,
7.75%, 4/7/29	950	364
7.88%, 2/11/35	345	130
8.63%, 6/16/49 (a)	460	171
8.88%, 5/7/42 (a)	680	253
		918
Guatemala (0.5%)
Sovereign (0.5%)
Guatemala Government Bond,
4.65%, 10/7/41 (a)	310	219
6.13%, 6/1/50 (a)	320	264
		483
Honduras (1.6%)
Sovereign (1.6%)
Honduras Government International Bond,
5.63%, 6/24/30	500	364
5.63%, 6/24/30 (a)	180	131
6.25%, 1/19/27	1,320	1,089
		1,584
Hungary (1.0%)
Sovereign (1.0%)
Hungary Government International Bond,
5.38%, 3/25/24	750	739
7.63%, 3/29/41	220	219
		958

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

India (2.6%)
Corporate Bonds (1.1%)
JSW Infrastructure Ltd.,
4.95%, 1/21/29		780	607
Vedanta Resources Finance II PLC,
13.88%, 1/21/24		550	460
			1,067
Sovereign (1.5%)
Export-Import Bank of India,
3.25%, 1/15/30		890	745
3.38%, 8/5/26 (a)		790	732
			1,477
			2,544
Indonesia (4.5%)
Sovereign (4.5%)
Indonesia Government International Bond,
3.55%, 3/31/32		800	696
3.85%, 7/18/27		400	375
4.13%, 1/15/25		800	787
4.45%, 4/15/70		560	423
4.65%, 9/20/32		400	376
6.75%, 1/15/44		640	671
Pertamina Persero PT,
4.30%, 5/20/23		800	794
6.50%, 11/7/48 (a)		300	276
			4,398
Iraq (2.1%)
Sovereign (2.1%)
Iraq International Bond,
5.80%, 1/15/28		2,524	2,080

Ireland (0.5%)
Corporate Bond (0.5%)
Aragvi Finance International DAC,
8.45%, 4/29/26		750	524

Ivory Coast (1.0%)
Sovereign (1.0%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	630	416
4.88%, 1/30/32 (a)		550	363
6.63%, 3/22/48		308	179
			958
Jamaica (1.3%)
Corporate Bond (1.3%)
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
8.75%, 5/25/24		$1,388	1,273

Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		840	616

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		800	743

Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,000	681

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)		2,940	183

Luxembourg (1.3%)
Corporate Bonds (1.3%)
Gol Finance SA,
8.00%, 6/30/26		471	289
Guara Norte Sarl,
5.20%, 6/15/34		374	299
Kernel Holding SA,
6.50%, 10/17/24		200	79
6.75%, 10/27/27		219	81
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31		680	513
			1,261
Macedonia (0.8%)
Sovereign (0.8%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	1,011	740

Mexico (6.0%)
Corporate Bonds (1.3%)
Braskem Idesa SAPI,
7.45%, 11/15/29		$1,250	950
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25		400	341
			1,291
Sovereign (4.7%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		600	518
Petroleos Mexicanos,
5.95%, 1/28/31		840	569
6.35%, 2/12/48		1,000	539
6.70%, 2/16/32		2,294	1,613
6.95%, 1/28/60		470	261
7.69%, 1/23/50		1,900	1,166
			4,666
			5,957
Mongolia (0.4%)
Sovereign (0.4%)
Mongolia Government International Bond,
5.63%, 5/1/23		399	378

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Morocco (0.8%)
Corporate Bond (0.4%)
OCP SA,
5.13%, 6/23/51	600	384

Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	610	351
		735
Netherlands (1.0%)
Corporate Bonds (1.0%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25	460	442
Coruripe Netherlands BV,
10.00%, 2/10/27	600	515
		957
Nigeria (2.9%)
Corporate Bonds (1.3%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	950	801
SEPLAT Energy PLC,
7.75%, 4/1/26	610	502
		1,303
Sovereign (1.6%)
Nigeria Government International Bond,
6.38%, 7/12/23	270	263
6.50%, 11/28/27 (a)	300	218
7.14%, 2/23/30 (a)	300	197
7.38%, 9/28/33 (a)	200	121
8.25%, 9/28/51 (a)	360	204
9.25%, 1/21/49 (a)	600	387
Republic of Nigeria,
8.38%, 3/24/29 (a)	220	158
		1,548
		2,851
Oman (2.5%)
Sovereign (2.5%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	540	504
6.25%, 1/25/31 (a)	1,300	1,215
6.75%, 1/17/48	894	720
		2,439
Pakistan (0.7%)
Sovereign (0.7%)
Pakistan Government International Bond,
6.88%, 12/5/27	320	123
7.38%, 4/8/31	345	129
8.88%, 4/8/51	1,300	477
		729

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Panama (2.9%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		375	296

Sovereign (2.6%)
Panama Government International Bond,
2.25%, 9/29/32		930	657
3.87%, 7/23/60		470	281
4.50%, 4/1/56		1,060	719
8.88%, 9/30/27		763	874
			2,531
			2,827
Paraguay (1.3%)
Corporate Bond (0.5%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		596	473

Sovereign (0.8%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)		600	536
5.40%, 3/30/50 (a)		400	296
			832
			1,305
Peru (2.9%)
Corporate Bond (0.4%)
Auna SAA,
6.50%, 11/20/25		480	390

Sovereign (2.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)		739	700
Fondo MIVIVIENDA SA,
4.63%, 4/12/27 (a)		260	244
Peruvian Government International Bond,
3.55%, 3/10/51		1,200	807
6.55%, 3/14/37		650	668
			2,419
			2,809
Philippines (1.5%)
Sovereign (1.5%)
Philippine Government International Bond,
9.50%, 2/2/30		1,199	1,487

Qatar (0.3%)
Sovereign (0.3%)
Qatar Government International Bond,
4.00%, 3/14/29		300	288

Romania (2.9%)
Sovereign (2.9%)
Romania Government International Bond,
5.00%, 9/27/26	EUR	455	431
6.63%, 9/27/29		445	414

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Romanian Government International Bond,
1.75%, 7/13/30 (a)		315	201
2.00%, 4/14/33		330	193
3.00%, 2/27/27 (a)		$636	539
3.75%, 2/7/34 (a)	EUR	560	381
4.00%, 2/14/51		$830	465
6.13%, 1/22/44		250	200
			2,824
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.75%, 3/13/48		1,014	635

Serbia (0.8%)
Sovereign (0.8%)
Serbia International Bond,
2.05%, 9/23/36	EUR	270	140
2.13%, 12/1/30		$720	473
2.13%, 12/1/30 (a)		310	204
			817
South Africa (1.9%)
Sovereign (1.9%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		710	606
Republic of South Africa Government International Bond,
4.30%, 10/12/28		1,540	1,286
			1,892
Sri Lanka (1.6%)
Sovereign (1.6%)
Sri Lanka Government International Bond,
6.20%, 5/11/27 (d)(e)		2,000	511
6.85%, 3/14/24		200	51
6.85%, 11/3/25 (d)(e)		1,300	350
7.55%, 3/28/30 (d)(e)		2,420	617
7.85%, 3/14/29		200	51
			1,580
Suriname (1.4%)
Sovereign (1.4%)
Suriname Government International Bond,
9.25%, 10/26/26		1,700	1,348

Turkey (2.5%)
Corporate Bonds (1.3%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		950	776
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25		740	513
			1,289
Sovereign (1.2%)
Turkey Government International Bond,
4.88%, 4/16/43		300	170
5.75%, 3/22/24		400	388
5.88%, 6/26/31		500	364

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

6.88%, 3/17/36 (c)		400	292
			1,214
			2,503
Ukraine (1.1%)
Corporate Bond (0.1%)
NPC Ukrenergo,
6.88%, 11/9/28 (a)		510	99

Sovereign (1.0%)
Ukraine Government International Bond,
6.75%, 6/20/28	EUR	1,200	231
6.88%, 5/21/31		$1,000	187
7.75%, 9/1/25		2,210	528
			946
			1,045
United Arab Emirates (3.6%)
Corporate Bonds (1.2%)
DP World Salaam,
6.00%, 1/10/25 (f)		500	487
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)		965	709
			1,196
Sovereign (2.4%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)		600	523
3.13%, 4/16/30		450	408
Finance Department Government of Sharjah,
4.00%, 7/28/50		1,671	993
4.38%, 3/10/51		676	415
			2,339
			3,535
United Kingdom (0.8%)
Corporate Bonds (0.8%)
Endeavour Mining PLC,
5.00%, 10/14/26		629	502
Petra Diamonds U.S. Treasury PLC,
6.59% Cash, 3.91% PIK, 3/8/26 (g)		286	289
			791
United States (0.4%)
Corporate Bond (0.4%)
Mercury Chile Holdco LLC,
6.50%, 1/24/27		400	350

Uruguay (1.0%)
Sovereign (1.0%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,020	937

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Uzbekistan (0.9%)
Sovereign (0.9%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)	410	294
3.90%, 10/19/31	860	606
		900
Venezuela (0.4%)
Sovereign (0.4%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,740	374

Vietnam (1.3%)
Sovereign (1.3%)
Vietnam Government International Bond,
4.80%, 11/19/24	1,320	1,308

Zambia (1.3%)
Sovereign (1.3%)
Zambia Government International Bond,
5.38%, 9/20/22	1,292	610
8.97%, 7/30/27	1,360	651
		1,261
Total Fixed Income Securities (Cost $132,853)		91,669

No. of Warrants
Warrant (0.0%) (h)
Venezuela (0.0%) (h)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (i) (Cost $—)	3,750	19

Shares
Short-Term Investments (4.5%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j)	77,476	78

	Face Amount (000)
Repurchase Agreements (0.0%) (h)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $11; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $11)	$11	11
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $3; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $3)	3	3
		14
Total Securities held as Collateral on Loaned Securities (Cost $92)		92

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Shares
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j) (Cost $3,026)	3,025,899	3,026

	Face Amount (000)
El Salvador (1.1%)
Sovereign (1.1%)
El Salvador Government International Bond,
7.75%, 1/24/23 (Cost $1,117)	$1,223	1,119

Cayman Islands (0.2%)
Corporate Bonds (0.2%)
Sunac China Holdings Ltd.,
8.35%, 4/19/23	740	108
Times China Holdings Ltd.,
6.75%, 7/16/23	280	60
Total Corporate Bonds (Cost $287)		168
Total Short-Term Investments (Cost $4,522)		4,405
Total Investments (97.9%) (Cost $137,375) including $711 of Securities Loaned (k)(l)		96,093
Other Assets in Excess of Liabilities (2.1%)		2,111
Net Assets (100.0%)		$98,204

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $711,000 and $723,000 respectively. The Fund received cash collateral of approximately $93,000, of which $92,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately 1,000. The remaining collateral of approximately $630,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. At September 30, 2022, The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2022.
(g)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Amount is less than 0.005%.
(i)	Perpetual maturity date. Date disclosed is the last expiration date.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(k)	Securities are available for collateral in connection with open foreign currency forward exchange contracts. The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(l)

At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $890,000 and the aggregate gross unrealized depreciation is approximately $42,516,000, resulting in net unrealized depreciation of approximately $41,626,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	5,124		$5,223	10/7/22	$200
Citibank NA	EUR	374		$370	10/7/22	3
Citibank NA	EUR	80		$78	10/7/22	(1)
HSBC Bank PLC	EUR	116		$114	10/7/22	1
JPMorgan Chase Bank NA		$670	EUR	700	10/7/22	16
State Street Bank and Trust Co.	EUR	157		$152	10/7/22	(1)
State Street Bank and Trust Co.	EUR	75		$72	10/7/22	(1)
State Street Bank and Trust Co.	EUR	467		$453	10/7/22	(5)
State Street Bank and Trust Co.	EUR	469		$455	10/7/22	(5)
State Street Bank and Trust Co.	EUR	143		$139	10/7/22	(1)
						$206

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Ultra Note (United States)	28	Dec-22		$2,800	$3,317	$(179)
U.S. Treasury 2 yr. Note (United States)	10	Dec-22		2,000	2,054	(32)
U.S. Treasury 5 yr. Note (United States)	74	Dec-22		7,400	7,956	(272)
U.S. Treasury Long Bond (United States)	12	Dec-22		1,200	1,517	(113)
U.S. Treasury Ultra Long Bond (United States)	34	Dec-22		3,400	4,658	(362)

Short:
German Euro-Buxl 30yr. Bond (Germany)	1	Dec-22	EUR	(100)	(144)	8
German Euro-Bobl Index (Germany)	24	Dec-22		(2,400)	(2,816)	46
German Euro-Bund Index (Germany)	19	Dec-22		(1,900)	(2,579)	101
U.S. Treasury 10 yr. Note (United States)	48	Dec-22		$(4,800)	(5,379)	253
						$(550)

EUR	—	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	78.0%
Corporate Bonds	17.5
Others**	4.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $30,420,000 and net unrealized depreciation of approximately $550,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $206,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Brazil (6.3%)
Cia Brasileira de Aluminio	324,932	$689
Itau Unibanco Holding SA (Preference)	659,948	3,433
Lojas Renner SA	525,653	2,714
Petroleo Brasileiro SA (Preference)	298,089	1,646
Raia Drogasil SA	189,830	800
		9,282
China (19.8%)
Alibaba Group Holding Ltd. (a)(b)	228,600	2,281
BYD Co., Ltd. H Shares (b)	67,500	1,663
China Construction Bank Corp. H Shares (b)	5,640,230	3,256
China Mengniu Dairy Co., Ltd. (b)	512,000	2,024
China Merchants Bank Co., Ltd. H Shares (b)	442,500	2,048
China Resources Beer Holdings Co., Ltd. (b)	318,000	2,206
China Tourism Group Duty Free Corp. Ltd. Class A (a)(b)	31,900	802
Hua Hong Semiconductor Ltd. (a)(b)	99,000	224
JD.com, Inc., Class A (b)	35,280	890
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,909	719
Kweichow Moutai Co., Ltd., Class A	7,291	1,919
Li Ning Co., Ltd. (b)	157,000	1,191
Meituan, Class B (a)(b)	52,300	1,099
NARI Technology Co. Ltd., Class A	96,200	335
Postal Savings Bank of China Co. Ltd. (b)	1,245,000	732
Proya Cosmetics Co. Ltd., Class A	33,620	771
Shenzhou International Group Holdings Ltd. (b)	170,500	1,317
Sungrow Power Supply Co. Ltd.	53,698	832
Tencent Holdings Ltd. (b)	116,100	3,921
Will Semiconductor Co. Ltd. Shanghai	17,820	200
Zijin Mining Group Co.,Ltd. H Shares (b)	654,000	633
		29,063
Czech Republic (1.0%)
Komercni Banka AS	58,911	1,473

Germany (0.9%)
Infineon Technologies AG	59,686	1,306

India (23.8%)
Asian Paints Ltd.	27,651	1,130
Bajaj Auto Ltd.	40,252	1,737
Eicher Motors Ltd.	26,499	1,187
Gland Pharma Ltd. (a)	24,118	618
HDFC Bank Ltd. ADR	56,213	3,284
Hindalco Industries Ltd.	487,057	2,309
Housing Development Finance Corp., Ltd.	58,563	1,634
ICICI Bank Ltd.	418,310	4,392
ICICI Prudential Life Insurance Co., Ltd.	195,242	1,253
Infosys Ltd.	114,982	1,971
Infosys Ltd. ADR	34,407	584
Macrotech Developers Ltd. (a)	37,624	424
Mahindra & Mahindra Financial Services Ltd.	525,759	1,187
Mahindra & Mahindra Ltd.	125,769	1,946
MakeMyTrip Ltd. (a)	27,246	836
Max Healthcare Institute Ltd. (a)	269,633	1,345
Reliance Industries Ltd.	159,310	4,623
Shree Cement Ltd.	2,940	756
Star Health & Allied Insurance Co. Ltd. (a)	107,166	923

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

State Bank of India	450,840	2,920
		35,059
Indonesia (3.3%)
Bank Central Asia Tbk PT	3,898,600	2,177
Bank Mandiri Persero Tbk PT	2,930,100	1,799
Bank Rakyat Indonesia Persero Tbk PT	2,737,800	801
		4,777
Korea, Republic of (8.9%)
KB Financial Group, Inc.	47,588	1,437
Kia Corp.	16,605	826
LG Chem Ltd.	2,395	884
NAVER Corp.	3,882	517
Samsung Electronics Co., Ltd.	170,824	6,273
Samsung SDI Co., Ltd.	3,208	1,207
SK Hynix, Inc.	33,435	1,913
		13,057
Mexico (4.7%)
Grupo Financiero Banorte SAB de CV Series O	600,560	3,856
Wal-Mart de Mexico SAB de CV	871,273	3,060
		6,916
Panama (1.7%)
Copa Holdings SA, Class A (a)	38,026	2,548

Poland (1.5%)
Dino Polska SA (a)	10,720	650
LPP SA	997	1,555
		2,205
Portugal (1.2%)
Galp Energia SGPS SA	184,816	1,778

South Africa (6.3%)
Anglo American Platinum Ltd.	27,389	1,943
Anglo American PLC	118,509	3,553
Capitec Bank Holdings Ltd.	24,289	2,081
Sanlam Ltd.	168,097	475
Woolworths Holdings Ltd. (c)	350,781	1,179
		9,231
Taiwan (13.1%)
Airtac International Group	85,901	1,965
CTBC Financial Holding Co., Ltd.	2,064,000	1,284
Delta Electronics, Inc.	366,000	2,907
Silergy Corp.	68,000	887
Taiwan Semiconductor Manufacturing Co., Ltd.	522,000	6,919
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,108	4,807
Voltronic Power Technology Corp.	10,000	440
		19,209
Thailand (0.5%)
Ngern Tid Lor PCL	1,087,692	775

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

United Kingdom (2.9%)
Antofagasta PLC	135,375	1,659
Mondi PLC	169,456	2,616
		4,275
United States (3.4%)
EPAM Systems, Inc. (a)	4,641	1,681
MercadoLibre, Inc. (a)	2,182	1,806
NIKE, Inc., Class B	7,253	603
NVIDIA Corp.	7,972	968
		5,058
Total Common Stocks (Cost $149,748)		146,012
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,904)	1,903,517	1,904
Total Investments (100.6%) (Cost $151,652) Including $237 of Securities Loaned (e)(f)(g)		147,916
Liabilities in Excess of Other Assets (–0.6%)		(852)
Net Assets (100.0%)		$147,064

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $237,000 and $253,000, respectively. The Fund received non-cash collateral of approximately $253,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an Amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(f)	The approximate fair value and percentage of net assets, $111,895,000 and 76.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,019,000 and the aggregate gross unrealized depreciation is approximately $25,755,000, resulting in net unrealized depreciation of approximately $3,736,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	47.5%
Banks	23.2
Semiconductors & Semiconductor Equipment	11.6
Metals & Mining	7.3
Oil, Gas & Consumable Fuels	5.4
Automobiles	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (7.0%)
L'Oreal SA	1,586	$507
LVMH Moet Hennessy Louis Vuitton SE	1,185	699
Pernod Ricard SA	3,506	643
		1,849
Germany (4.4%)
SAP SE	14,429	1,176

Italy (0.4%)
Davide Campari-Milano NV	11,312	100

Netherlands (2.3%)
Heineken NV	6,966	608

United Kingdom (9.9%)
Experian PLC	13,105	384
Reckitt Benckiser Group PLC	24,300	1,611
RELX PLC (Euronext NV)	5,232	127
RELX PLC (LSE)	19,977	488
		2,610
United States (73.9%)
Abbott Laboratories	10,399	1,006
Accenture PLC, Class A	5,047	1,299
Automatic Data Processing, Inc.	3,534	799
Baxter International, Inc.	17,210	927
Becton Dickinson & Co.	4,076	908
Broadridge Financial Solutions, Inc.	2,586	373
Coca-Cola Co.	8,665	485
Danaher Corp.	5,951	1,537
Equifax, Inc.	2,610	448
Estee Lauder Cos., Inc., Class A	1,638	354
Fidelity National Information Services, Inc.	7,153	541
Intercontinental Exchange, Inc.	11,242	1,016
Microsoft Corp.	10,237	2,384
Moody's Corp.	1,106	269
NIKE, Inc., Class B	3,726	310
Otis Worldwide Corp.	6,111	390
Philip Morris International, Inc.	21,942	1,821
Procter & Gamble Co.	5,741	725
Roper Technologies, Inc.	1,671	601
Steris PLC	1,246	207
Thermo Fisher Scientific, Inc.	2,459	1,247
Visa, Inc., Class A	8,752	1,555
Zoetis, Inc.	1,977	293
		19,495
Total Common Stocks (Cost $18,370)		25,838
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $506)	506,087	506

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Total Investments (99.8%) (Cost $18,876) (b)(c)(d)	26,344
Other Assets in Excess of Liabilities (0.2%)	46
Net Assets (100.0%)	$26,390

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $6,343,000 and 24.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,728,000 and the aggregate gross unrealized depreciation is approximately $1,260,000, resulting in net unrealized appreciation of approximately $7,468,000.

Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	17.3%
Other*	16.5
Software	15.8
Health Care Equipment & Supplies	11.6
Life Sciences Tools & Services	10.6
Household Products	8.8
Beverages	7.0
Tobacco	6.9
Professional Services	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Australia (2.4%)
Atlas Arteria Ltd. (Units) (a)(b)	65,506	$261
Transurban Group (Units) (a)	189,259	1,495
		1,756
Canada (15.9%)
Canadian Pacific Railway Ltd.	4,654	311
Enbridge, Inc.	70,925	2,630
GFL Environmental, Inc.	185,604	4,694
Gibson Energy, Inc. (b)	71,360	1,135
Pembina Pipeline Corp.	61,692	1,874
TC Energy Corp. (b)	28,678	1,155
		11,799
China (10.0%)
China Gas Holdings Ltd. (c)	6,168,200	7,378

France (3.8%)
Aeroports de Paris (d)	1,523	176
Getlink SE	21,016	326
Vinci SA	28,135	2,275
		2,777
Hong Kong (0.8%)
Power Assets Holdings Ltd.	124,500	624

Italy (5.6%)
Infrastrutture Wireless Italiane SpA	363,615	3,172
Terna - Rete Elettrica Nazionale	165,263	1,007
		4,179
Mexico (2.1%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	56,524	716
Grupo Aeroportuario del Sureste SAB de CV, Class B	41,955	826
		1,542
New Zealand (0.4%)
Auckland International Airport Ltd. (d)	79,950	320

Portugal (0.4%)
EDP Renovaveis SA	15,283	314

Spain (4.9%)
Aena SME SA (d)	5,478	569
Cellnex Telecom SA	35,502	1,095
Ferrovial SA	41,779	948
Iberdrola SA	105,232	981
		3,593
Switzerland (0.5%)
Flughafen Zurich AG (Registered) (d)	2,403	355

United Kingdom (5.2%)
National Grid PLC	233,071	2,399
Pennon Group PLC	83,304	727

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Severn Trent PLC	26,327	688
		3,814
United States (43.6%)
Ameren Corp.	8,768	706
American Electric Power Co., Inc.	26,321	2,276
American Tower Corp. REIT	28,818	6,187
American Water Works Co., Inc.	7,813	1,017
Atmos Energy Corp.	10,360	1,055
CenterPoint Energy, Inc.	38,443	1,083
Cheniere Energy, Inc.	16,341	2,711
Crown Castle, Inc. REIT	16,196	2,341
Edison International	21,013	1,189
Entergy Corp.	10,337	1,040
Eversource Energy	23,012	1,794
NiSource, Inc.	37,000	932
ONEOK, Inc.	13,461	690
PG&E Corp. (d)	76,263	953
SBA Communications Corp. REIT	6,436	1,832
Sempra Energy	19,189	2,877
Targa Resources Corp.	27,338	1,650
Williams Cos., Inc.	59,221	1,696
Xcel Energy, Inc.	3,788	243
		32,272
Total Common Stocks (Cost $78,554)		70,723

No. of Rights
Right (0.0%)
Australia (0.0%)
Atlas Arteria Ltd. (d) (Cost $—)	33,592	—

Shares
Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	1,638,262	1,638

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $232; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $237)	$232	232
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $70; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $71)	70	70
		302
Total Securities held as Collateral on Loaned Securities (Cost $1,940)		1,940

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	Shares
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,865)	2,864,968	2,865
Total Short-Term Investments (Cost $4,805)		4,805
Total Investments (102.1%) (Cost $83,359) Including $1,912 of Securities Loaned (f)(g)(h)		75,528
Liabilities in Excess of Other Assets (–2.1%)		(1,555)
Net Assets (100.0%)		$73,973

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $1,912,000 and $2,048,000, respectively. The Fund received cash collateral of approximately $1,967,000, of which approximately $1,940,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $27,000. The remaining collateral of approximately $81,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $25,110,000 and 33.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,024,000 and the aggregate gross unrealized depreciation is approximately $9,855,000, resulting in net unrealized depreciation of approximately $7,831,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.0%
Communications	19.9
Electricity Transmission & Distribution	17.0
Other**	15.9
Commercial Services & Supplies	6.4
Diversified	5.8
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (3.1%)
Dexus REIT	34,789	$173
National Storage REIT (a)	194,925	281
Shopping Centres Australasia Property Group REIT	247,637	373
Vicinity Centres REIT	228,205	255
		1,082
Austria (0.3%)
CA Immobilien Anlagen AG	4,033	120

Belgium (1.0%)
Aedifica SA REIT	3,020	233
Warehouses De Pauw CVA REIT	5,008	123
		356
Canada (2.1%)
Chartwell Retirement Residences	32,702	220
InterRent REIT	29,965	249
RioCan REIT	19,465	262
		731
France (0.4%)
Mercialys SA REIT	20,515	155

Germany (1.1%)
Vonovia SE	17,071	368

Hong Kong (5.3%)
CK Asset Holdings Ltd.	95,000	570
Link REIT	66,260	463
Sun Hung Kai Properties Ltd.	55,393	611
Wharf Real Estate Investment Co., Ltd.	49,420	224
		1,868
Japan (11.1%)
Activia Properties, Inc. REIT	13	38
Daiwa House Investment Corp. REIT	54	113
Frontier Real Estate Investment Corp. REIT	43	159
GLP J-REIT	254	282
Hoshino Resorts, Inc.	33	153
Invincible Investment Corp. REIT	296	93
Japan Metropolitan Fund Investment Corp. REIT	418	314
Japan Real Estate Investment Corp. REIT	67	276
Mitsubishi Estate Co., Ltd.	46,200	609
Mitsui Fudosan Co., Ltd.	30,300	577
Mitsui Fudosan Logistics Park, Inc. REIT	83	284
Nippon Building Fund, Inc. REIT	111	489
Nomura Real Estate Master Fund, Inc. REIT	222	245
Orix, Inc. J-REIT	208	266
		3,898
Malta (0.0%) (b)
BGP Holdings PLC (c)	5,886,464	17

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Netherlands (0.8%)
Eurocommercial Properties NV CVA REIT	6,785	135
NSI NV REIT	6,418	152
		287
Singapore (2.9%)
CapitaLand Integrated Commercial Trust REIT	311,900	415
Capitaland Investment Ltd.	29,300	70
Frasers Centrepoint Trust REIT	173,500	262
Mapletree Pan Asia Commercial Trust REIT	239,800	286
		1,033
Spain (0.9%)
Inmobiliaria Colonial Socimi SA REIT	31,068	150
Merlin Properties Socimi SA REIT	23,385	180
		330
Sweden (0.6%)
Catena AB	2,845	84
Fabege AB	19,584	133
		217
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	1,804	180

United Kingdom (4.2%)
Big Yellow Group PLC REIT	11,833	140
Derwent London PLC REIT	6,053	136
Empiric Student Property PLC REIT	104,984	101
Helical PLC	29,853	119
Impact Healthcare PLC REIT	58,898	67
Land Securities Group PLC REIT	34,922	202
LondonMetric Property PLC REIT	42,023	82
Segro PLC REIT	46,480	388
UNITE Group PLC REIT	15,660	149
Workspace Group PLC REIT	21,162	94
		1,478
United States (63.7%)
Agree Realty Corp. REIT	24,332	1,644
American Homes 4 Rent, Class A REIT	26,782	879
American Tower Corp. REIT	2,090	449
Americold Realty Trust, Inc. REIT	20,885	514
AvalonBay Communities, Inc. REIT	7,857	1,447
Boyd Gaming Corp. REIT	5,876	280
Brixmor Property Group, Inc. REIT	28,431	525
Digital Realty Trust, Inc. REIT	16,041	1,591
Duke Realty Corp. REIT	10,416	502
Equity Residential REIT	12,497	840
Extra Space Storage, Inc. REIT	4,608	796
Healthpeak Properties, Inc. REIT	18,006	413
Host Hotels & Resorts, Inc. REIT	21,488	341
Invitation Homes, Inc. REIT	27,233	920
Iron Mountain, Inc. REIT	10,889	479
Kilroy Realty Corp. REIT	6,649	280
Kite Realty Group Trust REIT	31,236	538
Mid-America Apartment Communities, Inc. REIT	5,371	833
NETSTREIT Corp. REIT (a)	19,468	347
ProLogis, Inc. REIT	21,502	2,184
Public Storage REIT	7,271	2,129

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Rexford Industrial Realty, Inc. REIT	6,674	347
RPT Realty REIT	41,853	316
Simon Property Group, Inc. REIT	5,931	532
SITE Centers Corp. REIT	21,814	234
SL Green Realty Corp. REIT (a)	6,876	276
Sun Communities, Inc. REIT	5,078	687
VICI Properties, Inc. REIT	12,328	368
Welltower, Inc. REIT	26,737	1,720
		22,411
Total Common Stocks (Cost $41,078)		34,531
Short-Term Investments (3.9%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	550,863	551

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $78; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $80)	$78	78
Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $23; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $24)	23	23
		101
Total Securities held as Collateral on Loaned Securities (Cost $652)		652

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $688)	687,661	688
Total Short-Term Investments (Cost $1,340)		1,340
Total Investments (101.9%) (Cost $42,418) Including $661 of Securities Loaned (e)(f)(g)		35,871
Liabilities in Excess of Other Assets (–1.9%)		(654)
Net Assets (100.0%)		$35,217

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $661,000 and $661,000, respectively. The Fund received cash collateral of approximately $661,000, of which approximately $652,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $9,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b)	Amount is less than 0.05%.
(c)	At September 30, 2022, the Fund held a fair valued security valued at approximately $17,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

(e)	The approximate fair value and percentage of net assets, $11,372,000 and 32.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $896,000 and the aggregate gross unrealized depreciation is approximately $7,443,000, resulting in net unrealized depreciation of approximately $6,547,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	21.3%
Residential	18.4
Retail	16.3
Industrial	13.4
Self Storage	9.5
Health Care	7.5
Office	6.8
Others**	6.8
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (52.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.63%, 3.39%, 7/1/45 (b) (Cost $3)		$3	$3

Agency Fixed Rate Mortgages (3.7%)
United States (3.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.50%, 1/1/49		12	11
Gold Pools:
3.50%, 2/1/45 – 6/1/45		177	163
4.50%, 1/1/49		8	8
Federal National Mortgage Association,
Conventional Pools:
3.50%, 1/1/51		471	430
4.00%, 11/1/41 – 1/1/46		187	179
4.50%, 3/1/41 – 11/1/44		75	72
5.00%, 1/1/41 – 3/1/41		29	29
6.00%, 1/1/38		5	6
October TBA:
2.00%, 10/1/52 (c)		650	526
2.50%, 10/1/52 (c)		300	252
3.00%, 10/1/52 (c)		520	453
4.00%, 10/1/52 (c)		350	325
4.50%, 10/1/52 (c)		100	95
5.00%, 10/1/52 (c)		200	195
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		12	11
5.00%, 2/20/49		5	5
Total Agency Fixed Rate Mortgages (Cost $2,979)			2,760

Asset-Backed Securities (0.4%)
Ireland (0.2%)
European Residential Loan Securitisation 2019-NPL1 DAC,
1 Month EURIBOR + 3.25%, 3.93%, 7/24/54 (b)	EUR	152	147

United States (0.2%)
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 3.84%, 12/25/32 (b)		$71	61
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.70%, 7/25/39 (b)	EUR	79	75
			136
Total Asset-Backed Securities (Cost $303)			283

Commercial Mortgage-Backed Securities (0.7%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%, 3.21%, 5/22/28 (b)	GBP	59	65

United States (0.6%)
Commercial Mortgage Trust,

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

3.28%, 1/10/46		$45	45
3.96%, 3/10/47		144	141
4.24%, 2/10/47 (b)		77	76
4.91%, 7/15/47 (b)(d)		100	89
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		1	1
WFRBS Commercial Mortgage Trust,
5.15%, 9/15/46 (b)(d)		140	131
			483
Total Commercial Mortgage-Backed Securities (Cost $579)			548

Corporate Bonds (12.7%)
Australia (0.5%)
Macquarie Group Ltd.,
4.15%, 3/27/24 (d)		50	50
NBN Co. Ltd.,
2.63%, 5/5/31 (d)		200	159
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	94
Westpac Banking Corp.,
2.67%, 11/15/35		$125	92
			395
Canada (0.7%)
Enbridge, Inc.,
2.50%, 1/15/25		125	117
Province of Ontario Canada,
2.30%, 6/15/26		190	175
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	159
Rogers Communications, Inc.,
3.80%, 3/15/32 (d)		$100	87
			538
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		140	139

France (0.7%)
AXA SA,
3.25%, 5/28/49	EUR	100	85
BNP Paribas SA,
1.13%, 6/11/26		125	110
BPCE SA,
5.15%, 7/21/24 (d)		$200	195
Orange SA,
5.00%, 1/10/26 (e)	EUR	100	97
			487
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (d)		$200	196
Deutsche Bank AG, Series E
0.96%, 11/8/23		150	143
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (d)		150	142
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	159

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Volkswagen International Finance NV, Series 10Y
1.88%, 3/30/27		100	88
			728
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	186

Ireland (0.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		175	148
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (d)		50	45
			193
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	100	94

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (d)		$200	166

Korea, Republic of (0.8%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (d)		200	192
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (d)		200	199
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (d)		200	175
			566
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	100	80

Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		100	79

Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (e)		100	95

Qatar (0.2%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (d)		$200	166

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	90
5.18%, 11/19/25		$200	193
CaixaBank SA,
0.75%, 4/18/23	EUR	100	98
			381
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	100	76

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Switzerland (0.3%)
Syngenta Finance NV,
4.44%, 4/24/23 (d)		$200	199

United Arab Emirates (0.5%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (d)		200	199
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (d)		225	175
			374
United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		125	110
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	96
4.25%, 3/14/24		$200	196
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	100	94
2.25%, 10/16/24	GBP	100	102
Nationwide Building Society,
3.77%, 3/8/24 (d)		$200	198
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	99
			895
United States (4.9%)
Altria Group, Inc.,
2.45%, 2/4/32		$75	53
Amazon.com, Inc.,
2.70%, 6/3/60		50	30
American Express Co.,
2.55%, 3/4/27		50	45
Aon Corp.,
2.80%, 5/15/30		50	41
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	91
2.90%, 12/4/26	GBP	100	96
Bank of America Corp.,
2.69%, 4/22/32		$50	39
3.71%, 4/24/28		25	23
3.85%, 3/8/37		50	40
MTN
4.00%, 1/22/25		100	97
Boeing Co.,
5.15%, 5/1/30		100	93
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		25	22
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		50	47
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32		25	18
2.80%, 4/1/31		75	57
3.50%, 3/1/42		25	16
5.13%, 7/1/49		25	18
Cigna Corp.,
3.88%, 10/15/47		50	37
Citigroup, Inc.,
2.52%, 11/3/32		75	57
3.06%, 1/25/33		50	39
5.50%, 9/13/25		75	75

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Comcast Corp.,
1.95%, 1/15/31		125	97
Deere & Co.,
3.10%, 4/15/30		100	89
Energy Transfer LP,
2.90%, 5/15/25		150	140
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	35
Georgia-Pacific LLC,
2.30%, 4/30/30 (d)		175	144
Global Payments, Inc.,
4.95%, 8/15/27		100	95
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		150	116
HCA, Inc.,
5.25%, 6/15/49		50	41
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (d)		225	193
JPMorgan Chase & Co.,
1.95%, 2/4/32		250	185
4.13%, 12/15/26		75	71
Level 3 Financing, Inc.,
3.40%, 3/1/27 (d)		100	84
Lowe's Cos., Inc.,
1.30%, 4/15/28		75	61
1.70%, 10/15/30		100	76
Magallanes, Inc. Co.,
5.05%, 3/15/42 (d)		25	19
McDonald's Corp., MTN
3.38%, 5/26/25		100	96
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (d)		150	129
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	147
NVIDIA Corp.,
2.85%, 4/1/30		125	107
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	32
5.55%, 3/15/26		75	75
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	97
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	86
Union Pacific Corp.,
4.95%, 9/9/52		$75	70
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	70
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	82
3.40%, 3/22/41		$50	37
Vontier Corp.,
2.40%, 4/1/28		50	39
Walt Disney Co.,
2.65%, 1/13/31		25	21
3.80%, 3/22/30		25	23
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 (d)		75	62
			3,653
Total Corporate Bonds (Cost $9,675)			9,490

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Mortgages - Other (1.5%)
Germany (0.0%) (a)
Berg Finance,
1.18%, 4/22/33	EUR	29	28

United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%, 4.00%, 4/17/44 (b)	GBP	66	70

United States (1.4%)
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (b)(d)		$96	79
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		100	91
3.50%, 5/25/45 – 7/25/46		37	34
4.00%, 5/25/45		2	2
Hundred Acre Wood Trust,
2.50%, 10/25/51 (b)(d)		94	75
JP Morgan Mortgage Trust,
3.00%, 4/25/52 – 9/25/52(b)(d)		364	300
3.25%, 7/25/52 (b)(d)		94	80
MFA Trust,
4.00%, 5/25/67 (d)		93	87
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(d)		88	70
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		191	173
4.00%, 10/25/58		14	13
			1,004
Total Mortgages - Other (Cost $1,264)			1,102

Sovereign (27.8%)
Australia (1.0%)
Australia Government Bond,
0.25%, 11/21/25	AUD	450	260
1.25%, 5/21/32		600	303
2.50%, 5/21/30		160	93
2.75%, 11/21/29		150	90
3.25%, 4/21/25		10	6
			752
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (d)	EUR	70	57

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (d)		30	27
1.70%, 6/22/50 (d)		90	66
1.90%, 6/22/38 (d)		150	125
			218
Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,440	905
2.00%, 12/1/51		20	12
			917

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

China (10.2%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	108
3.79%, 10/26/30		740	111
China Development Bank,
3.07%, 3/10/30		1,410	200
3.34%, 7/14/25		740	107
China Government Bond,
2.37%, 1/20/27		3,200	448
2.76%, 5/15/32		37,330	5,247
3.13%, 11/21/29		4,990	724
3.27%, 11/19/30		1,540	226
3.53%, 10/18/51		200	30
3.81%, 9/14/50		300	47
3.86%, 7/22/49		1,430	224
Export-Import Bank of China,
2.93%, 3/2/25		740	106
			7,578
Colombia (0.0%) (a)
Colombian TES, Series B
7.75%, 9/18/30	COP	122,600	20

Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	35

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	76

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (d)	EUR	70	57

France (1.7%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	82
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	96
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	1,050	867
2.00%, 5/25/48 (d)		200	161
SNCF Reseau,
1.88%, 3/30/34		100	86
			1,292
Germany (1.2%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		150	109
0.25%, 2/15/29		440	387
4.25%, 7/4/39		100	126
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	234
			856
Greece (2.7%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (d)		2,852	2,009

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,450	7

Indonesia (0.2%)
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	58
8.38%, 3/15/34		981,000	68
			126
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	65

Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		150	128
0.45%, 2/15/29		50	39
1.85%, 7/1/25 (d)		390	368
2.45%, 9/1/50 (d)		240	163
Republic of Italy Government International Bond,
0.88%, 5/6/24		$200	186
			884
Japan (4.2%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	105,000	727
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/31		117,000	803
Japan Government Thirty Year Bond,
0.30%, 6/20/46		37,000	210
0.40%, 9/20/49		26,000	142
0.60%, 6/20/50		29,000	166
1.70%, 6/20/33		75,000	590
Japan Government Twenty Year Bond,
0.40%, 6/20/41		83,000	519
			3,157
Korea, Republic of (0.7%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	176
Korea Development Bank,
0.80%, 7/19/26		200	174
Korea International Bond,
2.00%, 6/19/24		200	192
			542
Malaysia (0.4%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	440	92
Petronas Capital Ltd.,
3.50%, 3/18/25 (d)		$200	195
			287
Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	77
8.50%, 5/31/29		800	38

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Mexico Government International Bond,
4.50%, 4/22/29		$200	185
			300
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (d)	EUR	190	156
2.75%, 1/15/47 (d)		20	21
			177
Norway (0.0%) (a)
Norway Government Bond,
2.13%, 5/18/32 (d)	NOK	190	16

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	300	46

Russia (0.0%) (a)
Russian Federal Bond - OFZ,
7.95%, 10/7/26 (f)(g)(h)	RUB	2,810	14

Spain (0.6%)
Spain Government Bond,
0.00%, 1/31/28	EUR	110	93
0.70%, 4/30/32 (d)		79	62
1.25%, 10/31/30(d)		289	248
2.70%, 10/31/48 (d)		40	33
3.45%, 7/30/66 (d)		21	19
			455
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	740	61

United Kingdom (0.9%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	220	183
0.63%, 10/22/50		180	93
1.63%, 10/22/28		85	81
3.50%, 1/22/45		180	188
4.25%, 9/7/39		130	147
			692
Total Sovereign (Cost $26,180)			20,696

Supranational (1.5%)
Asian Development Bank,
2.13%, 5/19/31	NZD	60	27
European Investment Bank,
0.20%, 7/15/24	EUR	220	207
Series EARN
0.0%, 1/14/31		200	155
International Bank for Reconstruction & Development,
2.20%, 2/27/24		$610	380
SOFR + 0.43%, 3.10%, 8/19/27 (b)	AUD	330	332
			1,101

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

U.S. Treasury Securities (3.7%)
United States (3.7%)
U.S. Treasury Bonds,
1.13%, 5/15/40	$820	513
1.25%, 5/15/50	570	319
2.50%, 2/15/45	640	489
2.75%, 8/15/47	410	328
U.S. Treasury Notes,
0.50%, 6/30/27	700	593
1.38%, 11/15/31	390	317
1.88%, 2/15/32	210	178
Total U.S. Treasury Securities (Cost $3,408)		2,737
Total Fixed Income Securities (Cost $47,393)		38,720

	Shares
Common Stocks (31.0%)
Australia (1.1%)
Ampol Ltd.	204	4
APA Group	1,078	7
Aristocrat Leisure Ltd.	501	11
ASX Ltd.	163	8
Aurizon Holdings Ltd.	1,576	4
Australia & New Zealand Banking Group Ltd.	2,541	37
BHP Group Ltd.	4,293	107
BlueScope Steel Ltd.	401	4
Brambles Ltd.	1,205	9
Cochlear Ltd.	55	7
Coles Group Ltd.	1,172	12
Commonwealth Bank of Australia	1,448	84
Computershare Ltd.	461	7
CSL Ltd.	416	76
Dexus REIT	900	4
Domino's Pizza Enterprises Ltd.	44	1
Endeavour Group Ltd. (Australia)	1,140	5
Evolution Mining Ltd.	1,376	2
Fortescue Metals Group Ltd.	1,425	15
Goodman Group REIT	1,398	14
GPT Group REIT	1,546	4
IDP Education Ltd.	173	3
Insurance Australia Group Ltd.	2,165	6
James Hardie Industries PLC CDI	369	7
Lendlease Corp Ltd. REIT	582	3
Lottery Corp. Ltd. (i)	1,891	5
Macquarie Group Ltd.	306	30
Medibank Pvt Ltd.	2,348	5
Mineral Resources Ltd.	140	6
Mirvac Group REIT	3,259	4
National Australia Bank Ltd.	2,746	51
Newcrest Mining Ltd.	751	8
Northern Star Resources Ltd.	999	5
OneMarket Ltd. (i)	137	—
Orica Ltd.	381	3
Origin Energy Ltd.	1,593	5
Qantas Airways Ltd. (i)	774	3
QBE Insurance Group Ltd.	1,283	10
Ramsay Health Care Ltd.	155	6
REA Group Ltd.	44	3
Reece Ltd.	167	2

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Rio Tinto Ltd.	316	19
Santos Ltd.	2,766	13
Scentre Group REIT	4,366	7
SEEK Ltd.	284	3
Sonic Healthcare Ltd.	387	8
South32 Ltd.	3,923	9
Stockland REIT	2,008	4
Suncorp Group Ltd.	1,093	7
Telstra Corp., Ltd.	3,937	10
Transurban Group (Units)	2,590	20
Treasury Wine Estates Ltd.	607	5
Vicinity Centres REIT	3,273	4
Washington H Soul Pattinson & Co. Ltd.	182	3
Wesfarmers Ltd.	954	26
Westpac Banking Corp.	3,007	40
WiseTech Global Ltd.	121	4
Woodside Energy Group Ltd. (i)	1,608	33
Woolworths Group Ltd.	1,058	23
Xero Ltd. (i)	113	5
		830
Austria (0.1%)
Erste Group Bank AG	1,159	26
OMV AG	105	4
Verbund AG	50	4
voestalpine AG	83	1
		35
Belgium (0.2%)
Ageas SA	145	5
Anheuser-Busch InBev SA	785	36
Argenx SE (i)	43	15
D'ieteren Group	22	3
Elia Group SA	31	4
Groupe Bruxelles Lambert SA	90	6
KBC Group NV	894	43
Proximus SADP	134	1
Sofina SA	14	3
Solvay SA	66	5
UCB SA	111	8
Umicore SA	183	5
Warehouses De Pauw CVA REIT	130	3
		137
Canada (2.0%)
Agnico Eagle Mines Ltd.	390	16
Air Canada (i)	147	2
Algonquin Power & Utilities Corp.	612	7
Alimentation Couche-Tard, Inc.	734	30
AltaGas Ltd.	252	5
ARC Resources Ltd.	581	7
Bank of Montreal	635	56
Bank of Nova Scotia	1,210	58
Barrick Gold Corp. (LSE)	57	1
Barrick Gold Corp. (NYSE)	1,648	25
Bausch Health Cos., Inc. (i)	224	1
BCE, Inc.	69	3
Blackberry Ltd. (i)	444	2
Brookfield Asset Management, Inc., Class A	1,201	49
Brookfield Renewable Corp., Class A	118	4
BRP, Inc.	32	2

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

CAE, Inc. (i)	271	4
Cameco Corp.	332	9
Canadian Apartment Properties REIT	72	2
Canadian Imperial Bank of Commerce	983	43
Canadian National Railway Co.	502	54
Canadian Natural Resources Ltd.	1,013	47
Canadian Pacific Railway Ltd. (NYSE)	105	7
Canadian Pacific Railway Ltd. (TSX)	780	52
Canadian Tire Corp., Ltd., Class A	46	5
Canadian Utilities Ltd., Class A	116	3
CCL Industries, Inc., Class B	125	6
Cenovus Energy, Inc.	1,217	19
CGI, Inc. (i)	184	14
Constellation Software, Inc.	17	24
Dollarama, Inc.	238	14
Emera, Inc.	235	9
Empire Co., Ltd., Class A	138	3
Enbridge, Inc.	1,910	71
Fairfax Financial Holdings Ltd.	21	10
First Quantum Minerals Ltd.	486	8
FirstService Corp.	34	4
Fortis, Inc.	427	16
Franco-Nevada Corp.	163	19
George Weston Ltd.	62	6
GFL Environmental, Inc.	145	4
Gildan Activewear, Inc.	157	4
Great-West Lifeco, Inc.	234	5
Hydro One Ltd.	298	7
IA Financial Corp., Inc.	90	5
IGM Financial, Inc.	71	2
Imperial Oil Ltd.	199	9
Intact Financial Corp.	148	21
Ivanhoe Mines Ltd., Class A (i)	504	3
Keyera Corp.	187	4
Kinross Gold Corp.	1,059	4
Lightspeed Commerce, Inc. (i)	112	2
Loblaw Cos., Ltd.	144	11
Lundin Mining Corp.	549	3
Magna International, Inc.	241	11
Manulife Financial Corp.	1,835	29
Metro, Inc.	208	10
National Bank of Canada	332	21
Northland Power, Inc.	205	6
Nutrien Ltd.	460	38
Nuvei Corp. (i)	57	1
Onex Corp.	62	3
Open Text Corp.	228	6
Pan American Silver Corp.	181	3
Parkland Corp.	129	3
Pembina Pipeline Corp.	467	14
Power Corp. of Canada	469	11
Quebecor, Inc., Class B	135	2
Restaurant Brands International, Inc.	249	13
RioCan Real Estate Investment Trust	128	2
Ritchie Bros Auctioneers, Inc.	95	6
Rogers Communications, Inc., Class B	337	13
Royal Bank of Canada	1,484	134
Saputo, Inc.	210	5
Shaw Communications, Inc., Class B	402	10
Shopify, Inc., Class A (i)	964	26
Sun Life Financial, Inc.	494	20
Suncor Energy, Inc.	1,232	35
TC Energy Corp.	930	37

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Teck Resources Ltd., Class B	394	12
TELUS Corp.	433	9
TFI International, Inc.	69	6
Thomson Reuters Corp.	144	15
TMX Group Ltd.	47	4
Toromont Industries Ltd.	70	5
Toronto-Dominion Bank	1,966	121
Tourmaline Oil Corp.	266	14
West Fraser Timber Co., Ltd.	52	4
Wheaton Precious Metals Corp.	384	12
WSP Global, Inc.	100	11
		1,473
China (0.0%) (a)
China Common Rich Renewable Energy Investments Ltd. (i)	18,000	—
Wharf Holdings Ltd. (j)	1,400	5
		5
Denmark (0.4%)
AP Moller - Maersk AS Series A	3	5
AP Moller - Maersk AS Series B	5	9
Carlsberg AS Series B	87	10
Chr Hansen Holding AS	89	4
Coloplast AS Series B	101	10
Danske Bank AS	593	7
Demant AS (i)	82	2
DSV AS	161	19
Genmab AS (i)	56	18
GN Store Nord AS	113	2
Novo Nordisk AS Series B	1,450	145
Novozymes AS Series B	172	9
Orsted AS	168	14
Pandora AS	78	4
ROCKWOOL AS, Class B	8	1
Tryg AS	303	6
Vestas Wind Systems AS	872	16
		281
Finland (0.2%)
Elisa Oyj	137	6
Fortum Oyj	402	5
Kesko Oyj, Class B	233	4
Kone Oyj, Class B	289	11
Neste Oyj	363	16
Nokia Oyj	4,717	20
Orion Oyj, Class B	91	4
Sampo Oyj, Class A	425	18
Stora Enso Oyj, Class R	476	6
UPM-Kymmene Oyj	458	15
Wartsila Oyj Abp	401	3
		108
France (1.8%)
Accor SA (i)	145	3
Aeroports de Paris (i)	25	3
Air Liquide SA	443	51
Airbus SE	503	43
Alstom SA	271	4
Amundi SA	52	2
ArcelorMittal SA	529	11
Arkema SA	51	4

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

AXA SA	1,657	36
BioMerieux	35	3
BNP Paribas SA	3,794	160
Bollore SA	761	3
Bouygues SA	198	5
Bureau Veritas SA	251	6
Capgemini SE	140	22
Carrefour SA	543	8
Cie de Saint-Gobain	426	15
Cie Generale des Etablissements Michelin SCA	581	13
Covivio REIT	40	2
Credit Agricole SA	4,324	35
Danone SA	567	27
Dassault Aviation SA	21	2
Dassault Systemes SE	563	19
Edenred	212	10
Eiffage SA	71	6
Electricite de France SA	434	5
Engie SA	1,683	19
EssilorLuxottica SA	243	33
Eurazeo SE	37	2
Eurofins Scientific SE	113	7
Euronext NV	73	5
Gecina SA REIT	39	3
Getlink SE	373	6
Hermes International	27	32
Ipsen SA	32	3
Kering SA	64	28
Klepierre SA REIT	186	3
L'Oreal SA	211	67
La Francaise des Jeux SAEM	90	3
Legrand SA	227	15
LVMH Moet Hennessy Louis Vuitton SE	236	139
Orange SA	1,927	17
Pernod Ricard SA	183	34
Publicis Groupe SA	193	9
Remy Cointreau SA	19	3
Renault SA (i)	165	4
Safran SA	287	26
Sanofi	996	76
Sartorius Stedim Biotech	23	7
Schneider Electric SE	461	52
SEB SA	21	1
Societe Generale SA	2,815	56
Sodexo SA	75	6
STMicroelectronics NV	581	18
Teleperformance	50	13
Thales SA	91	10
TotalEnergies SE	2,175	102
Ubisoft Entertainment SA (i)	80	2
Unibail-Rodamco-Westfield REIT (i)	101	4
Valeo SA	181	3
Veolia Environnement SA	622	12
Vinci SA	455	37
Vivendi SE	621	5
Wendel SE	23	2
Worldline SA (i)	204	8
		1,370
Germany (1.1%)
Adidas AG	148	17
Allianz SE (Registered)	354	56

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Aroundtown SA	860	2
BASF SE	788	30
Bayer AG (Registered)	865	40
Bayerische Motoren Werke AG	285	19
Bayerische Motoren Werke AG (Preference)	50	3
Bechtle AG	72	3
Beiersdorf AG	89	9
Brenntag SE	132	8
Carl Zeiss Meditec AG	34	4
Commerzbank AG (i)	3,767	27
Continental AG	96	4
Covestro AG	167	5
Daimler Truck Holding AG (i)	385	9
Delivery Hero SE (i)	140	5
Deutsche Bank AG (Registered)	1,793	13
Deutsche Boerse AG	158	26
Deutsche Lufthansa AG (Registered) (i)	501	3
Deutsche Post AG (Registered)	842	25
Deutsche Telekom AG (Registered)	3,134	53
E.ON SE	2,071	16
Evonik Industries AG	179	3
Fresenius Medical Care AG & Co., KGaA	175	5
Fresenius SE & Co., KGaA	358	8
GEA Group AG	131	4
Hannover Rueck SE (Registered)	51	8
HeidelbergCement AG	123	5
HelloFresh SE (i)	138	3
Henkel AG & Co., KGaA	88	5
Henkel AG & Co., KGaA (Preference)	157	9
Infineon Technologies AG	1,118	24
KION Group AG	62	1
Knorr-Bremse AG	63	3
LEG Immobilien SE	63	4
Mercedes-Benz Group AG (Registered)	691	35
Merck KGaA	111	18
MTU Aero Engines AG	45	7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	120	29
Nemetschek SE	50	2
Porsche Automobil Holding SE (Preference)	131	7
Puma SE	90	4
QIAGEN NV (i)	197	8
Rational AG	4	2
Rheinmetall AG	37	6
RWE AG	592	22
SAP SE	891	73
Sartorius AG (Preference)	21	7
Scout24 SE	68	3
Siemens AG (Registered)	653	64
Siemens Energy AG (i)	368	4
Siemens Healthineers AG	244	10
Symrise AG	112	11
Telefonica Deutschland Holding AG	1,015	2
Uniper SE	83	—@
United Internet AG (Registered)	95	2
Volkswagen AG	25	4
Volkswagen AG (Preference)	157	19
Vonovia SE	602	13
Zalando SE (i)	194	4
		815

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Hong Kong (0.3%)
AIA Group Ltd.	6,788	57
BOC Hong Kong Holdings Ltd.	2,591	9
Budweiser Brewing Co., APAC Ltd.	957	3
Chow Tai Fook Jewellery Group Ltd.	1,112	2
CK Asset Holdings Ltd.	1,119	7
CK Hutchison Holdings Ltd.	1,503	8
CK Infrastructure Holdings Ltd.	353	2
CLP Holdings Ltd.	1,007	8
ESR Group Ltd.	1,123	3
Futu Holdings Ltd. ADR (i)	31	1
Galaxy Entertainment Group Ltd.	1,220	7
Hang Lung Properties Ltd.	1,138	2
Hang Seng Bank Ltd.	532	8
Henderson Land Development Co., Ltd.	813	2
HK Electric Investments & HK Electric Investments Ltd.	1,576	1
HKT Trust & HKT Ltd.	2,518	3
Hong Kong & China Gas Co., Ltd.	6,812	6
Hong Kong Exchanges & Clearing Ltd.	673	23
Hongkong Land Holdings Ltd.	634	3
Jardine Matheson Holdings Ltd.	123	6
Link REIT	1,185	8
MTR Corp., Ltd.	867	4
New World Development Co. Ltd.	852	2
Power Assets Holdings Ltd.	854	4
Sands China Ltd. (i)	1,350	3
Sino Land Co., Ltd.	1,922	3
SITC International Holdings Co. Ltd.	804	1
Sun Hung Kai Properties Ltd.	809	9
Swire Pacific Ltd., Class A	284	2
Swire Properties Ltd.	651	1
Techtronic Industries Co., Ltd.	759	7
WH Group Ltd.	4,612	3
Wharf Real Estate Investment Co., Ltd.	934	4
Xinyi Glass Holdings Ltd.	1,042	2
		214
Ireland (0.1%)
CRH PLC	675	22
Flutter Entertainment PLC (i)	148	16
Kerry Group PLC, Class A	144	13
Kingspan Group PLC	133	6
Smurfit Kappa Group PLC	221	6
		63
Israel (0.1%)
Azrieli Group Ltd.	37	3
Bank Hapoalim BM	1,274	11
Bank Leumi Le-Israel BM	1,552	13
Check Point Software Technologies Ltd. (i)	88	10
CyberArk Software Ltd. (i)	34	5
Elbit Systems Ltd.	23	4
ICL Group Ltd.	610	5
Israel Discount Bank Ltd., Class A	1,066	5
Kornit Digital Ltd. (i)	44	1
Mizrahi Tefahot Bank Ltd.	154	5
Nice Ltd. (i)	54	10
Teva Pharmaceutical Industries Ltd. ADR (i)	948	8
Tower Semiconductor Ltd. (i)	94	4
Wix.com Ltd. (i)	49	4

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

ZIM Integrated Shipping Services Ltd.	73	2
		90
Italy (0.5%)
Amplifon SpA	106	3
Assicurazioni Generali SpA	945	13
Atlantia SpA	423	9
CNH Industrial NV	874	10
Davide Campari-Milano NV	446	4
DiaSorin SpA	21	2
Enel SpA	7,441	31
Eni SpA	2,155	23
Ferrari NV	108	20
FinecoBank Banca Fineco SpA	2,133	26
Infrastrutture Wireless Italiane SpA	287	3
Intesa Sanpaolo SpA	58,268	96
Mediobanca Banca di Credito Finanziario SpA	2,144	17
Moncler SpA	175	7
Nexi SpA (i)	447	4
Poste Italiane SpA	446	3
Prysmian SpA	217	6
Recordati Industria Chimica e Farmaceutica SpA	89	3
Snam SpA	1,845	7
Stellantis NV	1,872	22
Telecom Italia SpA (Milano) (i)	8,506	2
Tenaris SA	403	5
Terna - Rete Elettrica Nazionale	1,287	8
UniCredit SpA	7,363	75
		399
Japan (0.8%)
Aeon Co. Ltd.	17	—@
Ajinomoto Co., Inc.	12	—@
Asahi Group Holdings Ltd.	12	1
Astellas Pharma, Inc.	28	1
Chiba Bank Ltd.	3,109	17
Chubu Electric Power Co., Inc.	39	—@
Chugai Pharmaceutical Co. Ltd.	10	—@
Concordia Financial Group Ltd.	6,396	20
Daiichi Sankyo Co. Ltd.	26	1
Japan Post Bank Co. Ltd.	2,419	17
Kansai Electric Power Co., Inc.	42	—@
Kao Corp.	12	1
KDDI Corp.	181	5
Kikkoman Corp.	4	—@
Kirin Holdings Co., Ltd.	21	—@
Mizuho Financial Group, Inc.	14,138	153
Nippon Telegraph & Telephone Corp.	134	4
Olympus Corp.	18	—@
Osaka Gas Co. Ltd.	23	—@
Resona Holdings, Inc.	12,655	46
Seven & i Holdings Co. Ltd.	19	1
Shiseido Co., Ltd.	10	—@
Shizuoka Bank Ltd. (i)	2,630	16
SoftBank Corp.	324	3
SoftBank Group Corp.	135	5
Sumitomo Mitsui Financial Group, Inc.	7,659	212
Sumitomo Mitsui Trust Holdings, Inc.	1,984	57
Takeda Pharmaceutical Co. Ltd.	22	1
Terumo Corp.	10	—@
Tokyo Electric Power Co. Holdings, Inc. (i)	91	—@
Tokyo Gas Co. Ltd.	24	1

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Unicharm Corp.	11	—@
		562
Netherlands (0.7%)
ABN AMRO Bank NV CVA	1,510	13
Adyen NV (i)	18	22
Aegon NV	1,578	6
AerCap Holdings NV (i)	116	5
Akzo Nobel NV	155	9
ASM International NV	40	9
ASML Holding NV	345	143
Basic-Fit NV (i)	788	24
Coca-Cola Europacific Partners PLC	179	8
EXOR NV	93	6
Heineken Holding NV	86	6
Heineken NV	229	20
IMCD NV	48	6
ING Groep NV	13,750	118
JDE Peet's NV	86	2
Just Eat Takeaway.com NV (i)	154	2
Koninklijke Ahold Delhaize NV	909	23
Koninklijke DSM NV	149	17
Koninklijke KPN NV	3,194	9
Koninklijke Philips NV	770	12
NN Group NV	257	10
OCI NV	90	3
Prosus NV	707	37
Randstad NV	104	4
Universal Music Group NV	618	12
Wolters Kluwer NV	223	22
		548
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (i)	1,183	5
Fisher & Paykel Healthcare Corp., Ltd.	544	6
Mercury NZ Ltd.	655	2
Meridian Energy Ltd.	1,301	3
Spark New Zealand Ltd.	2,034	6
		22
Norway (0.1%)
Adevinta ASA (i)	246	1
Aker BP ASA	283	8
DNB Bank ASA	815	13
Equinor ASA	865	29
Gjensidige Forsikring ASA	172	3
Kongsberg Gruppen ASA	77	2
Mowi ASA	358	5
Norsk Hydro ASA	1,208	6
Orkla ASA	648	5
Salmar ASA	51	2
Telenor ASA	687	6
Yara International ASA	144	5
		85
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	2,297	10
EDP Renovaveis SA	237	5
Galp Energia SGPS SA	400	4

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Jeronimo Martins SGPS SA	218	4
		23
Singapore (0.2%)
CapLand Ascendas REIT	2,508	5
CapitaLand Integrated Commercial Trust REIT	3,980	5
Capitaland Investment Ltd.	1,969	5
City Developments Ltd.	303	2
DBS Group Holdings Ltd.	1,610	37
Genting Singapore Ltd.	4,643	2
Grab Holdings Ltd., Class A (i)	824	2
Keppel Corp., Ltd.	1,096	5
Mapletree Logistics Trust REIT	2,425	3
Mapletree Pan Asia Commercial Trust REIT	1,746	2
Oversea-Chinese Banking Corp., Ltd.	2,976	24
Sea Ltd. ADR (i)	267	15
Singapore Airlines Ltd. (i)	1,008	4
Singapore Exchange Ltd.	636	4
Singapore Technologies Engineering Ltd.	1,187	3
Singapore Telecommunications Ltd.	7,050	13
United Overseas Bank Ltd.	1,041	19
UOL Group Ltd.	347	2
Venture Corp. Ltd.	207	2
Wilmar International Ltd.	1,460	4
		158
South Africa (0.0%) (a)
Nedbank Group Ltd.	249	3
Old Mutual Ltd.	7,755	4
Thungela Resources Ltd.	132	2
		9
Spain (0.7%)
Acciona SA	21	4
ACS Actividades de Construccion y Servicios SA	202	4
Aena SME SA (i)	64	7
Amadeus IT Group SA (i)	383	18
Banco Bilbao Vizcaya Argentaria SA	23,673	106
Banco Santander SA	61,698	144
CaixaBank SA	15,945	51
Cellnex Telecom SA	528	16
Enagas SA	229	4
Endesa SA	292	4
Ferrovial SA	414	9
Grifols SA (i)	256	2
Iberdrola SA	5,441	51
Industria de Diseno Textil SA	933	19
Naturgy Energy Group SA	132	3
Red Electrica Corp., SA	370	6
Repsol SA (i)	1,280	15
Siemens Gamesa Renewable Energy SA (i)	205	4
Telefonica SA	5,288	17
		484
Sweden (0.5%)
Alfa Laval AB	252	6
Alleima AB (i)	185	1
Assa Abloy AB, Class B	857	16
Atlas Copco AB, Class A	2,304	21
Atlas Copco AB, Class B	1,339	11
Boliden AB	241	7

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Electrolux AB	197	2
Embracer Group AB (i)	567	3
Epiroc AB, Class A	555	8
Epiroc AB, Class B	339	4
EQT AB	252	5
Essity AB, Class B	530	10
Evolution AB	158	12
Fastighets AB Balder (i)	559	2
Getinge AB, Class B	197	3
Hennes & Mauritz AB, Class B	633	6
Hexagon AB, Class B	1,669	16
Holmen AB, Class B	81	3
Husqvarna AB, Class B	362	2
Industrivarden AB, Class A	112	2
Industrivarden AB, Class C	132	3
Indutrade AB	236	4
Investment AB Latour, Class B	127	2
Investor AB, Class A	426	7
Investor AB, Class B	1,559	23
Kinnevik AB, Class B (i)	211	3
L E Lundbergforetagen AB, Class B	65	2
Lifco AB, Class B	198	3
Nibe Industrier AB, Class B	1,286	11
Nordea Bank Abp	2,863	24
Sagax AB	166	3
Sandvik AB	931	13
Securitas AB, Class B	273	2
Sinch AB (i)	527	1
Skandinaviska Enskilda Banken AB, Class A	1,635	16
Skanska AB, Class B	293	4
SKF AB, Class B	334	4
Svenska Cellulosa AB SCA, Class B	519	7
Svenska Handelsbanken AB, Class A	1,270	10
Swedbank AB, Class A	785	10
Swedish Match AB	1,367	14
Swedish Orphan Biovitrum AB (i)	148	3
Tele2 AB, Class B	556	5
Telefonaktiebolaget LM Ericsson, Class B	2,519	15
Telia Co., AB	2,590	7
Volvo AB, Class A	175	3
Volvo AB, Class B	1,311	19
Volvo Car AB, Calss B (i)	521	2
		360
Switzerland (1.5%)
ABB Ltd. (Registered)	1,451	37
Adecco Group AG (Registered)	139	4
Alcon, Inc.	450	26
Bachem Holding AG	26	2
Baloise Holding AG (Registered)	39	5
Barry Callebaut AG (Registered)	3	6
Chocoladefabriken Lindt & Sprungli AG	1	10
Cie Financiere Richemont SA (Registered)	462	44
Clariant AG (Registered)	182	3
Credit Suisse Group AG (Registered)	2,331	9
EMS-Chemie Holding AG (Registered)	6	4
Geberit AG (Registered)	31	13
Givaudan SA (Registered)	8	24
Holcim AG (Registered)	488	20
Julius Baer Group Ltd.	190	8
Kuehne & Nagel International AG (Registered)	46	9
Logitech International SA (Registered)	148	7

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Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Lonza Group AG (Registered)	67	33
Nestle SA (Registered)	2,538	274
Novartis AG (Registered)	1,961	149
Partners Group Holding AG	19	15
Roche Holding AG	22	9
Roche Holding AG (Genusschein)	626	204
Schindler Holding AG	34	5
Schindler Holding AG (Registered)	20	3
SGS SA (Registered)	5	11
Sika AG (Registered)	126	25
Sonova Holding AG (Registered)	48	10
Straumann Holding AG (Registered)	94	9
Swatch Group AG	25	6
Swatch Group AG (Registered)	45	2
Swiss Life Holding AG (Registered)	28	12
Swiss Prime Site AG (Registered)	65	5
Swiss Re AG	265	19
Swisscom AG (Registered)	25	12
Temenos AG (Registered)	54	4
UBS Group AG (Registered)	3,120	45
VAT Group AG	23	5
Zurich Insurance Group AG	135	54
		1,142
United Kingdom (2.3%)
3i Group PLC	883	11
abrdn PLC	1,856	3
Admiral Group PLC	149	3
Anglo American PLC	1,147	34
Antofagasta PLC	361	4
Ashtead Group PLC	389	17
Associated British Foods PLC	322	4
AstraZeneca PLC	1,360	149
Auto Trader Group PLC	845	5
AVEVA Group PLC	101	3
Aviva PLC	2,554	11
BAE Systems PLC	2,765	24
Barclays PLC	17,086	27
Barratt Developments PLC	923	3
Berkeley Group Holdings PLC	100	4
BP PLC	17,399	83
British American Tobacco PLC	1,901	68
British Land Co., PLC REIT	747	3
BT Group PLC	7,089	10
Bunzl PLC	301	9
Burberry Group PLC	358	7
Coca-Cola HBC AG	169	4
Compass Group PLC	1,567	31
Croda International PLC	124	9
DCC PLC	89	5
Diageo PLC	2,087	88
Entain PLC	527	6
Evraz PLC	464	—
Experian PLC	808	24
Ferguson PLC	192	20
G4S PLC (i)	2,164	6
Glencore PLC	8,880	47
GSK PLC	3,764	54
Haleon PLC (i)	4,704	15
Halma PLC	339	8
Hargreaves Lansdown PLC	302	3
Hikma Pharmaceuticals PLC	146	2

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

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Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

HSBC Holdings PLC	20,866	108
Imperial Brands PLC	795	16
Informa PLC	1,334	8
InterContinental Hotels Group PLC	164	8
Intertek Group PLC	145	6
Intu Properties PLC REIT (i)	1,268	—@
J Sainsbury PLC	1,481	3
JD Sports Fashion PLC	2,192	2
Johnson Matthey PLC	156	3
Kingfisher PLC	1,837	4
Land Securities Group PLC REIT	627	4
Legal & General Group PLC	5,241	13
Lloyds Banking Group PLC	62,399	28
London Stock Exchange Group PLC	281	24
M&G PLC	2,361	4
Melrose Industries PLC	3,874	4
Mondi PLC	446	7
National Grid PLC	3,410	35
NatWest Group PLC	4,726	12
Next PLC	120	6
Ocado Group PLC (i)	482	2
Paragon Offshore PLC (f)(i)	67	—
Pearson PLC	616	6
Persimmon PLC	286	4
Phoenix Group Holdings PLC	673	4
Prudential PLC	2,442	24
Reckitt Benckiser Group PLC	645	43
RELX PLC	1,697	41
Rentokil Initial PLC	1,659	9
Rio Tinto PLC	1,015	55
Rolls-Royce Holdings PLC (i)	7,485	6
Sage Group PLC	910	7
Schroders PLC	629	3
Segro PLC REIT	1,078	9
Severn Trent PLC	242	6
Shell PLC	6,820	169
Smith & Nephew PLC	786	9
Smiths Group PLC	347	6
Spirax-Sarco Engineering PLC	66	8
SSE PLC	997	17
St. James's Place PLC	487	6
Standard Chartered PLC	2,691	17
Taylor Wimpey PLC	3,086	3
Tesco PLC	6,864	16
Unilever PLC CVA	2,246	99
United Utilities Group PLC	654	6
Vodafone Group PLC	23,874	27
Whitbread PLC	181	5
WPP PLC	1,015	8
		1,714
United States (16.3%)
3M Co.	215	24
Abbott Laboratories	585	57
AbbVie, Inc.	687	92
ABIOMED, Inc. (i)	18	4
Accenture PLC, Class A	236	61
Activision Blizzard, Inc.	292	22
Adobe, Inc. (i)	178	49
Advance Auto Parts, Inc.	22	3
Advanced Micro Devices, Inc. (i)	614	39
AES Corp.	291	7

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Affirm Holdings, Inc. (i)	68	1
Aflac, Inc.	231	13
Agilent Technologies, Inc.	118	14
Air Products & Chemicals, Inc.	83	19
Airbnb, Inc., Class A (i)	126	13
Akamai Technologies, Inc. (i)	59	5
Albemarle Corp.	45	12
Alcoa Corp.	67	2
Alexandria Real Estate Equities, Inc. REIT	57	8
Align Technology, Inc. (i)	29	6
Alleghany Corp. (i)	5	4
Allegion PLC	33	3
Alliant Energy Corp.	108	6
Allstate Corp.	103	13
Ally Financial, Inc.	120	3
Alnylam Pharmaceuticals, Inc. (i)	47	9
Alphabet, Inc., Class A (i)	2,055	197
Alphabet, Inc., Class C (i)	1,930	186
Altria Group, Inc.	675	27
Amazon.com, Inc. (i)	2,964	335
AMC Entertainment Holdings, Inc., Class A (i)	180	1
Amcor PLC	556	6
AMERCO	4	2
Ameren Corp.	112	9
American Electric Power Co., Inc.	220	19
American Express Co.	242	33
American Financial Group, Inc.	27	3
American Homes 4 Rent, Class A REIT	117	4
American International Group, Inc.	303	14
American Tower Corp. REIT	173	37
American Water Works Co., Inc.	79	10
Ameriprise Financial, Inc.	41	10
AmerisourceBergen Corp.	60	8
AMETEK, Inc.	86	10
Amgen, Inc.	215	48
Amphenol Corp., Class A	224	15
Analog Devices, Inc.	197	27
Annaly Capital Management, Inc. REIT	161	3
ANSYS, Inc. (i)	33	7
AO Smith Corp.	49	2
Aon PLC, Class A	80	21
APA Corp.	132	5
Apollo Global Management, Inc.	150	7
Apple, Inc.	5,414	748
Applied Materials, Inc.	333	27
AppLovin Corp., Class A (i)	46	1
Aptiv PLC (i)	102	8
Aramark	86	3
Arch Capital Group Ltd. (i)	141	6
Archer-Daniels-Midland Co.	224	18
Arista Networks, Inc. (i)	92	10
Arrow Electronics, Inc. (i)	25	2
Arthur J Gallagher & Co.	78	13
Assurant, Inc.	20	3
AT&T, Inc.	3,153	48
Atmos Energy Corp.	59	6
Autodesk, Inc. (i)	82	15
Automatic Data Processing, Inc.	157	36
AutoZone, Inc. (i)	8	17
Avalara, Inc. (i)	33	3
AvalonBay Communities, Inc. REIT	52	10
Avantor, Inc. (i)	233	5
Avery Dennison Corp.	31	5

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Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Baker Hughes Co.	365	8
Ball Corp.	117	6
Bank of America Corp.	3,376	102
Bank of New York Mellon Corp.	283	11
Bath & Body Works, Inc.	91	3
Baxter International, Inc.	196	11
Becton Dickinson & Co.	110	24
Bentley Systems, Inc., Class B	69	2
Berkshire Hathaway, Inc., Class B (i)	477	127
Best Buy Co., Inc.	77	5
Bill.Com Holdings, Inc. (i)	36	5
Bio-Rad Laboratories, Inc., Class A (i)	9	4
Bio-Techne Corp.	16	5
Biogen, Inc. (i)	58	15
BioMarin Pharmaceutical, Inc. (i)	73	6
Black Knight, Inc. (i)	58	4
BlackRock, Inc.	57	31
Blackstone, Inc.	265	22
Block, Inc., Class A (i)	194	11
Boeing Co. (i)	204	25
Booking Holdings, Inc. (i)	15	25
Booz Allen Hamilton Holding Corp.	50	5
BorgWarner, Inc.	90	3
Boston Properties, Inc. REIT	55	4
Boston Scientific Corp. (i)	554	21
Bristol-Myers Squibb Co.	851	60
Broadcom, Inc.	155	69
Broadridge Financial Solutions, Inc.	44	6
Brown & Brown, Inc.	90	5
Brown-Forman Corp., Class B	124	8
Bunge Ltd.	58	5
Burlington Stores, Inc. (i)	23	3
Cable One, Inc.	2	2
Cadence Design Systems, Inc. (i)	104	17
Caesars Entertainment, Inc. (i)	79	3
Camden Property Trust REIT	37	4
Campbell Soup Co.	82	4
Capital One Financial Corp.	153	14
Cardinal Health, Inc.	107	7
Carlyle Group, Inc.	73	2
CarMax, Inc. (i)	58	4
Carnival Corp. (i)	350	2
Carrier Global Corp.	320	11
Carvana Co. (i)	32	1
Catalent, Inc. (i)	65	5
Caterpillar, Inc.	199	33
Cboe Global Markets, Inc.	40	5
CBRE Group, Inc., Class A (i)	126	8
CDW Corp.	50	8
Celanese Corp.	40	4
Centene Corp. (i)	229	18
CenterPoint Energy, Inc.	275	8
Ceridian HCM Holding, Inc. (i)	52	3
CF Industries Holdings, Inc.	77	7
CH Robinson Worldwide, Inc.	48	5
Charles River Laboratories International, Inc. (i)	19	4
Charles Schwab Corp.	534	38
Charter Communications, Inc., Class A (i)	45	14
Cheniere Energy, Inc.	84	14
Chevron Corp.	735	106
Chewy, Inc., Class A (i)	34	1
Chipotle Mexican Grill, Inc. (i)	10	15
Chubb Ltd.	158	29

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Church & Dwight Co., Inc.	96	7
Cigna Corp.	125	35
Cincinnati Financial Corp.	57	5
Cintas Corp.	35	14
Cisco Systems, Inc.	1,347	54
Citigroup, Inc.	1,032	43
Citizens Financial Group, Inc.	254	9
Citrix Systems, Inc.	47	5
Clarivate PLC (i)	117	1
Cleveland-Cliffs, Inc. (i)	192	3
Clorox Co.	49	6
Cloudflare, Inc., Class A (i)	94	5
CME Group, Inc.	133	24
CMS Energy Corp.	127	7
Coca-Cola Co.	1,436	80
Cognex Corp.	65	3
Cognizant Technology Solutions Corp., Class A	195	11
Coinbase Global, Inc., Class A (i)	44	3
Colgate-Palmolive Co.	317	22
Comcast Corp., Class A	1,503	44
Conagra Brands, Inc.	190	6
ConocoPhillips	1,802	184
Consolidated Edison, Inc.	154	13
Constellation Brands, Inc., Class A	65	15
Constellation Energy Corp.	142	12
Cooper Cos., Inc.	19	5
Copart, Inc. (i)	80	9
Corning, Inc.	298	9
Corteva, Inc.	270	15
CoStar Group, Inc. (i)	148	10
Costco Wholesale Corp.	174	82
Coterra Energy, Inc.	1,104	29
Coupa Software, Inc. (i)	28	2
Crowdstrike Holdings, Inc., Class A (i)	75	12
Crown Castle International Corp. REIT	163	24
Crown Holdings, Inc.	46	4
CSX Corp.	715	19
Cummins, Inc.	53	11
CVS Health Corp.	511	49
Danaher Corp.	267	69
Darden Restaurants, Inc.	47	6
Datadog, Inc., Class A (i)	86	8
DaVita, Inc. (i)	21	2
Deere & Co.	107	36
Dell Technologies, Inc., Class C	108	4
Delta Air Lines, Inc. (i)	59	2
Dentsply Sirona, Inc.	84	2
Devon Energy Corp.	883	53
Dexcom, Inc. (i)	154	12
Diamondback Energy, Inc.	241	29
Digital Realty Trust, Inc. REIT	105	10
Discover Financial Services	105	10
DISH Network Corp., Class A (i)	99	1
DocuSign, Inc. (i)	75	4
Dollar General Corp.	85	20
Dollar Tree, Inc. (i)	83	11
Dominion Energy, Inc.	350	24
Domino's Pizza, Inc.	14	4
DoorDash, Inc., Class A (i)	74	4
Dover Corp.	54	6
Dow, Inc.	271	12
DR Horton, Inc.	126	8
Dropbox, Inc., Class A (i)	109	2

Morgan Stanley Variable Insurance Fund, Inc.

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Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

DTE Energy Co.	85	10
Duke Energy Corp.	333	31
Duke Realty Corp. REIT	144	7
DuPont de Nemours, Inc.	191	10
Dynatrace, Inc. (i)	74	3
Eastman Chemical Co.	48	3
Eaton Corp., PLC	149	20
eBay, Inc.	214	8
Ecolab, Inc.	96	14
Edison International	165	9
Edwards Lifesciences Corp. (i)	247	20
Elanco Animal Health, Inc. (i)	163	2
Electronic Arts, Inc.	103	12
Elevance Health, Inc.	94	43
Eli Lilly & Co.	319	103
Emerson Electric Co.	220	16
Enphase Energy, Inc. (i)	51	14
Entegris, Inc.	55	5
Entergy Corp.	88	9
EOG Resources, Inc.	221	25
EPAM Systems, Inc. (i)	21	8
EQT Corp.	123	5
Equifax, Inc.	47	8
Equinix, Inc. REIT	34	19
Equitable Holdings, Inc.	142	4
Equity Lifestyle Properties, Inc. REIT	66	4
Equity Residential REIT	133	9
Erie Indemnity Co., Class A	10	2
Essential Utilities, Inc.	106	4
Essex Property Trust, Inc. REIT	24	6
Estee Lauder Cos., Inc., Class A	93	20
Etsy, Inc. (i)	46	5
Everest Re Group Ltd.	15	4
Evergy, Inc.	100	6
Eversource Energy	150	12
Exact Sciences Corp. (i)	69	2
Exelon Corp.	424	16
Expedia Group, Inc. (i)	55	5
Expeditors International of Washington, Inc.	64	6
Extra Space Storage, Inc. REIT	51	9
Exxon Mobil Corp.	1,405	123
F5 Networks, Inc. (i)	23	3
Factset Research Systems, Inc.	14	6
Fair Isaac Corp. (i)	10	4
Fastenal Co.	214	10
FedEx Corp.	92	14
Fidelity National Financial, Inc.	100	4
Fidelity National Information Services, Inc.	228	17
Fifth Third Bancorp	348	11
First Citizens BancShares, Inc., Class A	6	5
First Republic Bank	93	12
FirstEnergy Corp.	237	9
Fiserv, Inc. (i)	231	22
FleetCor Technologies, Inc. (i)	28	5
FMC Corp.	46	5
Ford Motor Co.	1,246	14
Fortinet, Inc. (i)	260	13
Fortive Corp.	127	7
Fortune Brands Home & Security, Inc.	49	3
Fox Corp., Class A	118	4
Fox Corp., Class B	55	2
Franklin Resources, Inc.	113	2
Freeport-McMoRan, Inc.	532	15

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Garmin Ltd.	58	5
Gartner, Inc. (i)	31	9
Generac Holdings, Inc. (i)	24	4
General Dynamics Corp.	88	19
General Electric Co.	407	25
General Mills, Inc.	238	18
General Motors Co.	518	17
Genuine Parts Co.	53	8
Gilead Sciences, Inc.	489	30
Global Payments, Inc.	106	11
Globe Life, Inc.	35	3
GoDaddy, Inc., Class A (i)	62	4
Goldman Sachs Group, Inc.	127	37
Guidewire Software, Inc. (i)	30	2
Halliburton Co.	343	8
Hartford Financial Services Group, Inc.	123	8
Hasbro, Inc.	49	3
HCA Healthcare, Inc.	96	18
Healthcare Realty Trust, Inc. REIT	143	3
Healthpeak Properties, Inc. REIT	201	5
HEICO Corp.	16	2
HEICO Corp., Class A	27	3
Henry Schein, Inc. (i)	52	3
Hershey Co.	58	13
Hess Corp.	106	12
Hewlett Packard Enterprise Co.	483	6
Hilton Worldwide Holdings, Inc.	104	13
Hologic, Inc. (i)	99	6
Home Depot, Inc.	373	103
Honeywell International, Inc.	255	43
Horizon Therapeutics PLC (i)	81	5
Hormel Foods Corp.	120	5
Host Hotels & Resorts, Inc. REIT	265	4
Howmet Aerospace, Inc.	141	4
HP, Inc.	392	10
HubSpot, Inc. (i)	17	5
Humana, Inc.	50	24
Huntington Bancshares, Inc.	629	8
Huntington Ingalls Industries, Inc.	15	3
IAC/InterActiveCorp (i)	29	2
IDEX Corp.	28	6
IDEXX Laboratories, Inc. (i)	33	11
Illinois Tool Works, Inc.	116	21
Illumina, Inc. (i)	62	12
Incyte Corp. (i)	71	5
Ingersoll Rand, Inc.	152	7
Insulet Corp. (i)	27	6
Intel Corp.	1,321	34
Intercontinental Exchange, Inc.	207	19
International Business Machines Corp.	332	39
International Flavors & Fragrances, Inc.	95	9
International Paper Co.	132	4
Interpublic Group of Cos., Inc.	146	4
Intuit, Inc.	101	39
Intuitive Surgical, Inc. (i)	141	26
Invesco Ltd.	129	2
Invitation Homes, Inc. REIT	227	8
IQVIA Holdings, Inc. (i)	76	14
Iron Mountain, Inc. REIT	109	5
Jack Henry & Associates, Inc.	27	5
Jacobs Solutions, Inc.	48	5
Jazz Pharmaceuticals PLC (i)	23	3
JB Hunt Transport Services, Inc.	31	5

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

JM Smucker Co.	43	6
Johnson & Johnson	1,013	165
Johnson Controls International PLC	261	13
JPMorgan Chase & Co.	1,399	146
Juniper Networks, Inc.	120	3
Kellogg Co.	103	7
Keurig Dr Pepper, Inc.	311	11
KeyCorp	477	8
Keysight Technologies, Inc. (i)	69	11
Kimberly-Clark Corp.	134	15
Kimco Realty Corp. REIT	229	4
Kinder Morgan, Inc.	661	11
KKR & Co., Inc.	208	9
KLA Corp.	57	17
Knight-Swift Transportation Holdings, Inc.	58	3
Kraft Heinz Co.	293	10
Kroger Co.	271	12
L3Harris Technologies, Inc.	72	15
Laboratory Corp. of America Holdings	36	7
Lam Research Corp.	52	19
Las Vegas Sands Corp. (i)	130	5
Lear Corp.	22	3
Leidos Holdings, Inc.	50	4
Lennar Corp., Class A	97	7
Lennox International, Inc.	12	3
Liberty Broadband Corp., Class C (i)	51	4
Liberty Global PLC, Class A (i)	76	1
Liberty Global PLC Series C (i)	155	3
Liberty Media Corp-Liberty SiriusXM, Class A (i)	28	1
Liberty Media Corp-Liberty SiriusXM, Class C (i)	62	2
Liberty Media Corp.-Liberty Formula One, Class C (i)	72	4
Lincoln National Corp.	61	3
Linde PLC	192	52
Live Nation Entertainment, Inc. (i)	63	5
LKQ Corp.	101	5
Lockheed Martin Corp.	91	35
Loews Corp.	79	4
Lowe's Cos., Inc.	241	45
LPL Financial Holdings, Inc.	30	7
Lucid Group, Inc. (i)	152	2
Lululemon Athletica, Inc. (i)	44	12
Lumen Technologies, Inc.	443	3
Lyft, Inc., Class A (i)	108	1
LyondellBasell Industries NV, Class A	97	7
M&T Bank Corp.	91	16
Marathon Oil Corp.	1,043	24
Marathon Petroleum Corp.	211	21
Markel Corp. (i)	5	5
MarketAxess Holdings, Inc.	14	3
Marriott International, Inc., Class A	102	14
Marsh & McLennan Cos., Inc.	188	28
Martin Marietta Materials, Inc.	23	7
Marvell Technology, Inc.	320	14
Masco Corp.	89	4
Masimo Corp. (i)	18	3
Mastercard, Inc., Class A	330	94
Match Group, Inc. (i)	109	5
McCormick & Co., Inc.	99	7
McDonald's Corp.	278	64
McKesson Corp.	58	20
Medical Properties Trust, Inc. REIT	224	3
Medtronic PLC	523	42
MercadoLibre, Inc. (i)	17	14

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Merck & Co., Inc.	885	76
Meta Platforms, Inc., Class A (i)	767	104
MetLife, Inc.	261	16
Mettler-Toledo International, Inc. (i)	9	10
MGM Resorts International	130	4
Microchip Technology, Inc.	207	13
Micron Technology, Inc.	422	21
Microsoft Corp.	2,371	552
Mid-America Apartment Communities, Inc. REIT	43	7
Moderna, Inc. (i)	139	16
Mohawk Industries, Inc. (i)	19	2
Molina Healthcare, Inc. (i)	23	8
Molson Coors Beverage Co., Class B	73	3
Mondelez International, Inc., Class A	549	30
MongoDB, Inc. (i)	25	5
Monolithic Power Systems, Inc.	17	6
Monster Beverage Corp. (i)	158	14
Moody's Corp.	62	15
Mosaic Co.	135	7
Motorola Solutions, Inc.	63	14
MSCI, Inc.	31	13
Nasdaq, Inc.	129	7
NetApp, Inc.	83	5
Netflix, Inc. (i)	167	39
Neurocrine Biosciences, Inc. (i)	36	4
Newell Brands, Inc.	149	2
Newmont Corp.	299	13
News Corp., Class A	141	2
NextEra Energy, Inc.	859	67
NIKE, Inc., Class B	471	39
NiSource, Inc.	176	4
Nordson Corp.	20	4
Norfolk Southern Corp.	89	19
Northern Trust Corp.	74	6
Northrop Grumman Corp.	56	26
NortonLifeLock, Inc.	218	4
Novocure Ltd. (i)	36	3
NRG Energy, Inc.	105	4
Nucor Corp.	100	11
NVIDIA Corp.	834	101
NVR, Inc. (i)	1	4
NXP Semiconductors NV	99	15
O'Reilly Automotive, Inc. (i)	25	18
Oak Street Health, Inc. (i)	52	1
Occidental Petroleum Corp.	355	22
Okta, Inc. (i)	56	3
Old Dominion Freight Line, Inc.	37	9
Omnicom Group, Inc.	77	5
ON Semiconductor Corp. (i)	162	10
ONEOK, Inc.	169	9
Oracle Corp.	598	37
Otis Worldwide Corp.	159	10
Owens Corning	37	3
PACCAR, Inc.	130	11
Packaging Corp. of America	34	4
Palantir Technologies, Inc., Class A (i)	621	5
Palo Alto Networks, Inc. (i)	111	18
Paramount Global, Class B	223	4
Parker Hannifin Corp.	48	12
Paychex, Inc.	122	14
Paycom Software, Inc. (i)	19	6
PayPal Holdings, Inc. (i)	411	35
PDC Energy, Inc.	92	5

Morgan Stanley Variable Insurance Fund, Inc.

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Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Peloton Interactive, Inc., Class A (i)	104	1
Pentair PLC	61	2
PepsiCo, Inc.	551	90
PerkinElmer, Inc.	50	6
Pfizer, Inc.	1,981	87
PG&E Corp. (i)	648	8
Philip Morris International, Inc.	579	48
Phillips 66	180	15
Pinterest, Inc., Class A (i)	214	5
Pioneer Natural Resources Co.	332	72
Plug Power, Inc. (i)	196	4
PNC Financial Services Group, Inc.	213	32
Pool Corp.	15	5
PPG Industries, Inc.	88	10
PPL Corp.	319	8
Principal Financial Group, Inc.	98	7
Procter & Gamble Co.	850	107
Progressive Corp.	218	25
ProLogis, Inc. REIT	278	28
Prudential Financial, Inc.	140	12
PTC, Inc. (i)	42	4
Public Service Enterprise Group, Inc.	218	12
Public Storage REIT	60	18
Pulte Group, Inc.	92	3
Qorvo, Inc. (i)	41	3
QUALCOMM, Inc.	424	48
Quanta Services, Inc.	54	7
Quest Diagnostics, Inc.	47	6
Raymond James Financial, Inc.	72	7
Raytheon Technologies Corp.	565	46
Realty Income Corp. REIT	224	13
Regency Centers Corp. REIT	57	3
Regeneron Pharmaceuticals, Inc. (i)	42	29
Regions Financial Corp.	472	9
Republic Services, Inc.	82	11
ResMed, Inc.	57	12
RingCentral, Inc., Class A (i)	32	1
Rivian Automotive, Inc., Class A (i)	65	2
Robert Half International, Inc.	41	3
ROBLOX Corp., Class A (i)	135	5
Rockwell Automation, Inc.	43	9
Roku, Inc. (i)	44	2
Rollins, Inc.	81	3
Roper Technologies, Inc.	40	14
Ross Stores, Inc.	127	11
Royal Caribbean Cruises Ltd. (i)	83	3
Royalty Pharma PLC, Class A	130	5
RPM International, Inc.	48	4
S&P Global, Inc.	133	41
Salesforce, Inc. (i)	371	53
SBA Communications Corp. REIT	42	12
Schlumberger NV	536	19
Seagate Technology Holdings PLC	78	4
Seagen, Inc. (i)	53	7
Sealed Air Corp.	55	2
SEI Investments Co.	49	2
Sempra Energy	137	21
Sensata Technologies Holding PLC	59	2
ServiceNow, Inc. (i)	76	29
Sherwin-Williams Co.	93	19
Signature Bank	33	5
Simon Property Group, Inc. REIT	121	11
Sirius XM Holdings, Inc.	300	2

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Skyworks Solutions, Inc.	62	5
Snap, Inc., Class A (i)	397	4
Snap-On, Inc.	20	4
Snowflake, Inc., Class A (i)	83	14
SolarEdge Technologies, Inc. (i)	20	5
Southern Co.	459	31
Southwest Airlines Co. (i)	55	2
Splunk, Inc. (i)	60	5
SS&C Technologies Holdings, Inc.	87	4
Stanley Black & Decker, Inc.	60	5
Starbucks Corp.	429	36
State Street Corp.	136	8
Steel Dynamics, Inc.	71	5
Steris PLC	38	6
Stryker Corp.	132	27
Sun Communities, Inc. REIT	43	6
SVB Financial Group (i)	32	11
Synchrony Financial	193	5
Synopsys, Inc. (i)	58	18
Sysco Corp.	202	14
T Rowe Price Group, Inc.	85	9
T-Mobile US, Inc. (i)	305	41
Take-Two Interactive Software, Inc. (i)	56	6
Targa Resources Corp.	82	5
Target Corp.	170	25
TE Connectivity Ltd.	122	13
Teladoc Health, Inc. (i)	61	2
Teledyne Technologies, Inc. (i)	18	6
Teleflex, Inc.	18	4
Teradyne, Inc.	61	5
Tesla, Inc. (i)	984	261
Texas Instruments, Inc.	348	54
Textron, Inc.	81	5
Thermo Fisher Scientific, Inc.	153	78
TJX Cos., Inc.	433	27
Tractor Supply Co.	41	8
Trade Desk, Inc., Class A (i)	168	10
Tradeweb Markets, Inc., Class A	40	2
Trane Technologies PLC	87	13
TransDigm Group, Inc.	20	10
TransUnion	72	4
Travelers Cos., Inc.	90	14
Trimble, Inc. (i)	94	5
Truist Financial Corp.	679	30
Twilio, Inc., Class A (i)	64	4
Twitter, Inc. (i)	298	13
Tyler Technologies, Inc. (i)	16	6
Tyson Foods, Inc., Class A	118	8
Uber Technologies, Inc. (i)	553	15
UDR, Inc. REIT	118	5
UGI Corp.	91	3
Ulta Beauty, Inc. (i)	20	8
Union Pacific Corp.	235	46
United Parcel Service, Inc., Class B	273	44
United Rentals, Inc. (i)	27	7
UnitedHealth Group, Inc.	366	185
Unity Software, Inc. (i)	72	2
Universal Health Services, Inc., Class B	26	2
Upstart Holdings, Inc. (i)	23	—@
US Bancorp	723	29
Vail Resorts, Inc.	15	3
Valero Energy Corp.	152	16
Veeva Systems, Inc., Class A (i)	54	9

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

Ventas, Inc. REIT	150	6
VeriSign, Inc. (i)	37	6
Verisk Analytics, Inc.	61	10
Verizon Communications, Inc.	1,362	52
Vertex Pharmaceuticals, Inc. (i)	100	29
VF Corp.	121	4
Viatris, Inc.	455	4
VICI Properties, Inc. REIT	361	11
Visa, Inc., Class A	623	111
Vistra Corp.	190	4
VMware, Inc., Class A	78	8
Vornado Realty Trust REIT	60	1
Vulcan Materials Co.	49	8
Walgreens Boots Alliance, Inc.	289	9
Walmart, Inc.	579	75
Walt Disney Co. (i)	673	63
Warner Bros Discovery, Inc. (i)	801	9
Waste Connections, Inc.	95	13
Waste Management, Inc.	153	25
Waters Corp. (i)	24	6
Wayfair, Inc., Class A (i)	26	1
Webster Financial Corp.	91	4
WEC Energy Group, Inc.	136	12
Wells Fargo & Co.	1,735	70
Welltower, Inc. REIT	170	11
West Pharmaceutical Services, Inc.	29	7
Western Digital Corp. (i)	117	4
Western Union Co.	148	2
Westinghouse Air Brake Technologies Corp.	66	5
Westlake Chemical Corp.	14	1
WestRock Co.	97	3
Weyerhaeuser Co. REIT	278	8
Whirlpool Corp.	21	3
Williams Cos., Inc.	447	13
Willis Towers Watson PLC	44	9
Workday, Inc., Class A (i)	74	11
WP Carey, Inc. REIT	72	5
WR Berkley Corp.	80	5
WW Grainger, Inc.	17	8
Wynn Resorts Ltd. (i)	42	3
Xcel Energy, Inc.	236	15
Xylem, Inc.	67	6
Yum! Brands, Inc.	108	11
Zebra Technologies Corp., Class A (i)	20	5
Zendesk, Inc. (i)	46	3
Zillow Group, Inc., Class C (i)	62	2
Zimmer Biomet Holdings, Inc.	82	9
Zoetis, Inc.	187	28
Zoom Video Communications, Inc., Class A (i)	85	6
ZoomInfo Technologies, Inc., Class A (i)	97	4
Zscaler, Inc. (i)	32	5
		12,152
Total Common Stocks (Cost $24,544)		23,079

Preferred Stock (0.0%) (a)
United States (0.0%) (a)
AMC Entertainment Holdings, Inc., (i) (Cost $2)	180	—@

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

	No. of Rights
Right (0.0%) (a)
Sweden (0.0%) (a)
Securitas AB (i) (Cost $1)	1,092	—@

	Shares
Short-Term Investments (17.7%)
Investment Company (16.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $12,497)	12,496,538	12,497

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
3.84%, 3/16/23 (l)(m) (Cost $664)	$676	665
Total Short-Term Investments (Cost $13,161)		13,162
Total Investments (100.7%) (Cost $85,101) (n)(o)(p)(q)		74,961
Liabilities in Excess of Other Assets (–0.7%)		(494)
Net Assets (100.0%)		$74,467

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Floating or variable rate securities: The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	Security is subject to delayed delivery.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2022.
(f)	At September 30, 2022, the Fund held a fair valued security valued at approximately $14,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(g)	Non-income producing security; bond in default.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security.
(j)	Security trades on the Hong Kong exchange.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.
(l)	Rate shown is the yield to maturity at September 30, 2022.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2022 (unaudited)(cont’d)

(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	The approximate fair value and percentage of net assets, $9,346,000 and 12.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Consolidated Portfolio of Investments.
(p)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(q)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,964,000 and the aggregate gross unrealized depreciation is approximately $15,775,000, resulting in net unrealized depreciation of approximately $11,811,000.
@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390		$343	12/15/22	$8
Bank of America NA		$38	JPY	5,260	11/10/22	(2)
Bank of America NA		$899	JPY	118,750	11/10/22	(76)
Barclays Bank PLC	EUR	391		$389	12/15/22	4
Barclays Bank PLC	JPY	12,472		$87	12/15/22	—@
Barclays Bank PLC		$54	AUD	79	12/15/22	(3)
BNP Paribas SA	CAD	106		$81	12/15/22	4
BNP Paribas SA	CNY	34,272		$4,968	12/15/22	121
BNP Paribas SA	DKK	117		$16	12/15/22	—@
BNP Paribas SA	EUR	367		$370	12/15/22	8
BNP Paribas SA	GBP	40		$47	12/15/22	2
BNP Paribas SA	IDR	336,924		$22	12/15/22	(—@ )
BNP Paribas SA	JPY	34,005		$238	12/15/22	1
BNP Paribas SA		$11	COP	50,392	12/15/22	(—@ )
BNP Paribas SA		$55	HKD	430	12/15/22	(—@ )
BNP Paribas SA		$126	IDR	1,879,845	12/15/22	(3)
BNP Paribas SA		$97	INR	7,813	12/15/22	(2)
BNP Paribas SA		$432	JPY	61,746	12/15/22	(2)
BNP Paribas SA		$627	MXN	12,784	12/15/22	(1)
BNP Paribas SA		$27	NZD	49	12/15/22	(—@ )
BNP Paribas SA		$37	SEK	388	12/15/22	(2)
BNP Paribas SA		$74	SGD	101	11/10/22	(3)
BNP Paribas SA		$252	TWD	7,617	12/15/22	(10)
Citibank NA		$7	CZK	168	12/15/22	(—@ )
Citibank NA		$27	ILS	93	12/15/22	(1)
Goldman Sachs International	BRL	211		$40	12/15/22	1
Goldman Sachs International	CAD	101		$73	12/15/22	—@
Goldman Sachs International	DKK	43		$6	12/15/22	—@
Goldman Sachs International	GBP	8		$10	12/15/22	—@
Goldman Sachs International	GBP	241		$263	12/15/22	(6)
Goldman Sachs International	GBP	151		$169	12/15/22	(—@ )
Goldman Sachs International	JPY	4,591		$32	12/15/22	—@
Goldman Sachs International	JPY	41,465		$292	12/15/22	3
Goldman Sachs International	JPY	16,491		$115	12/15/22	(—@ )
Goldman Sachs International	KRW	30,969		$22	12/15/22	(—@ )
Goldman Sachs International	NOK	14		$1	12/15/22	—@
Goldman Sachs International	NZD	1		$1	12/15/22	—@
Goldman Sachs International	SGD	12		$9	12/15/22	—@
Goldman Sachs International		$5	AUD	7	11/10/22	(—@ )
Goldman Sachs International		$161	BRL	835	12/15/22	(8)
Goldman Sachs International		$93	CHF	89	12/15/22	(2)
Goldman Sachs International		$15	CLP	13,453	12/15/22	(1)
Goldman Sachs International		$143	EUR	146	12/15/22	1
Goldman Sachs International		$74	EUR	75	11/10/22	—@
Goldman Sachs International		$3	HKD	20	12/15/22	(—@ )
Goldman Sachs International		$300	JPY	42,888	12/15/22	(2)
Goldman Sachs International		$249	KRW	335,155	12/15/22	(14)
Goldman Sachs International		$121	MXN	2,465	12/15/22	(—@ )
Goldman Sachs International		$75	MXN	1,530	12/15/22	(—@ )
Goldman Sachs International		$34	PEN	135	11/10/22	(1)
Goldman Sachs International		$25	RON	122	11/10/22	(1)
Goldman Sachs International		$273	SEK	2,885	12/15/22	(12)
JPMorgan Chase Bank NA	CAD	82		$63	12/15/22	3
JPMorgan Chase Bank NA	CNH	21,987		$3,156	12/15/22	72
JPMorgan Chase Bank NA	DKK	144		$20	11/10/22	1

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

JPMorgan Chase Bank NA	EUR	59		$59	11/10/22	1
JPMorgan Chase Bank NA	EUR	416		$418	12/15/22	9
JPMorgan Chase Bank NA	JPY	9,732		$74	11/10/22	6
JPMorgan Chase Bank NA	JPY	17,688		$124	12/15/22	1
JPMorgan Chase Bank NA	JPY	5,569		$39	11/10/22	—@
JPMorgan Chase Bank NA	SGD	6		$4	12/15/22	—@
JPMorgan Chase Bank NA		$208	CAD	278	12/15/22	(6)
JPMorgan Chase Bank NA		$112	CHF	107	12/15/22	(3)
JPMorgan Chase Bank NA		$170	CHF	159	11/10/22	(8)
JPMorgan Chase Bank NA		$158	CNH	1,125	12/15/22	(—@ )
JPMorgan Chase Bank NA		$487	CNH	3,294	11/10/22	(25)
JPMorgan Chase Bank NA		$31	EUR	31	11/10/22	(1)
JPMorgan Chase Bank NA		$14	HUF	5,668	11/10/22	(1)
JPMorgan Chase Bank NA		$15	NOK	141	11/10/22	(2)
JPMorgan Chase Bank NA		$73	SEK	745	11/10/22	(5)
Royal Bank of Canada	GBP	43		$50	12/15/22	2
Royal Bank of Canada	NZD	1,101		$664	12/15/22	47
Royal Bank of Canada	PLN	67		$14	12/15/22	1
Royal Bank of Canada		$49	AUD	73	12/15/22	(3)
Royal Bank of Canada		$39	CNH	278	11/10/22	(—@ )
Royal Bank of Canada		$62	EUR	61	11/10/22	(3)
Royal Bank of Canada		$30	ILS	102	12/15/22	(1)
Royal Bank of Canada		$107	MXN	2,173	12/15/22	(—@ )
Royal Bank of Canada	ZAR	19		$1	12/15/22	—@
State Street Bank and Trust Co.		$1	HKD	8	12/15/22	(—@ )
UBS AG	AUD	1,128		$793	11/10/22	72
UBS AG	CAD	275		$203	12/15/22	3
UBS AG	CHF	88		$91	12/15/22	1
UBS AG	CHF	58		$59	12/15/22	—@
UBS AG	EUR	1,767		$1,781	12/15/22	40
UBS AG	EUR	1,330		$1,301	12/15/22	(10)
UBS AG	EUR	106		$104	12/15/22	(—@ )
UBS AG	GBP	258		$313	11/10/22	24
UBS AG	MXN	530		$26	11/10/22	—@
UBS AG	NOK	285		$28	12/15/22	2
UBS AG	NZD	1,101		$664	12/15/22	47
UBS AG	SEK	1,001		$89	12/15/22	(1)
UBS AG	THB	1,356		$37	12/15/22	1
UBS AG		$470	AUD	692	12/15/22	(27)
UBS AG		$14	CAD	17	11/10/22	(1)
UBS AG		$229	CHF	219	12/15/22	(6)
UBS AG		$8	EUR	8	11/10/22	(—@ )
UBS AG		$1,141	EUR	1,137	12/15/22	(21)
UBS AG		$714	EUR	718	12/15/22	(7)
UBS AG		$1,332	EUR	1,336	12/15/22	(15)
UBS AG		$161	EUR	166	11/10/22	2
UBS AG	$	—@	GBP	—@	11/10/22	(—@ )
UBS AG		$276	GBP	243	12/15/22	(5)
UBS AG		$12	HKD	93	12/15/22	(—@ )
UBS AG		$1	HUF	419	12/15/22	(—@ )
UBS AG		$367	KRW	478,408	11/10/22	(32)
UBS AG		$208	MXN	4,249	12/15/22	(—@ )
UBS AG		$91	SEK	1,003	12/15/22	(1)
UBS AG		$114	THB	4,040	11/10/22	(7)
UBS AG		$3	TRY	62	12/15/22	(—@ )
UBS AG	ZAR	327		$19	12/15/22	1
						$146

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
SPI 200 Index (Australia)	1	Dec-22	AUD	—@	$103	$(9)
IBEX 35 Index (Spain)	1	Oct-22	EUR	—@	72	(8)
Hang Seng Index (Hong Kong)	1	Oct-22	HKD	—@	110	(4)
FTSE MIB Index (Italy)	1	Dec-22	EUR	—@	101	(10)
CAC 40 Index (France)	1	Oct-22		—@	56	(6)
U.S. Treasury 5 yr. Note (United States)	2	Dec-22		$200	215	(8)
Euro Stoxx 50 Index (Germany)	27	Dec-22	EUR	—@	877	(35)
Nikkei 255 Index (Japan)	2	Dec-22	JPY	1	179	(9)
SGX MSCI Singapore Index (Singapore)	1	Oct-22	SGD	—@	20	(—@ )
South Korea 10 yr. Bond (Korea, Republic of)	4	Dec-22	KRW	400,000	300	(10)

Short:
MSCI Emerging Market Index (United States)	4	Dec-22	$	(—@ )	(174)	24
FTSE 100 Index (United Kingdom)	1	Dec-22	GBP	(—@ )	(77)	7
U.S. Treasury 2 yr. Note (United States)	15	Dec-22		$(3,000)	(3,081)	50
German Euro-BTP Index (Germany)	17	Dec-22	EUR	(1,700)	(1,866)	88
German Euro-Bund Index (Germany)	2	Dec-22		(200)	(272)	14
U.S. Treasury 10 yr. Note (United States)	29	Dec-22		$(2,900)	(3,250)	102
U.S. Treasury 10 yr. Ultra Note (United States)	3	Dec-22		(300)	(355)	21
U.S. Treasury 5 yr. Note (United States)	31	Dec-22		(3,100)	(3,333)	6
CME Bitcoin Index (United States)	3	Oct-22		(—@ )	(291)	(5)
Euro BTP Short-Term Index (Germany)	7	Dec-22	EUR	(700)	(723)	14
S&P 500 E Mini Index (United States)	19	Dec-22		$(1)	(3,421)	79
						$301

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	MXN	23,872	$(38)	$—	$(38)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23		23,872	(38)	—	(38)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23		23,872	(38)	—	(38)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/26/23		23,778	(46)	—	(46)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/ Quarterly	12/26/23		24,139	(47)	—	(47)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/ Quarterly	12/27/23		24,139	(47)	—	(47)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		6,814	(29)	—	(29)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		6,814	(29)	—	(29)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26		6,814	(29)	—	(29)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/ Quarterly	12/22/26		10,395	(36)	—	(36)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/ Quarterly	12/22/26		10,395	(36)	—	(36)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/ Quarterly	1/2/25	BRL	701	1	—	1
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/ Quarterly	1/2/25		4,679	9	—	9
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/ Quarterly	1/2/25		4,680	10	—	10
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.52	Semi-Annual/ Quarterly	1/4/27		3,801	(2)	—	(2)
								$(395)	$—	$(395)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Australia Banks Gross Total Return Index	Pay	3 Month BBSW + 0.08%	Quarterly	8/22/23	AUD	1,044	$47	$—	$47
BNP Paribas SA	MSCI Australia Banks Index	Pay	3 Month BBSW + 0.10%	Quarterly	9/12/23		378	5	—	5
BNP Paribas SA	MSCI Canada Banks Index	Pay	CORRA + 0.27%	Quarterly	9/8/23	CAD	377	1	—	1
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	SOFR + 0.40%	Quarterly	12/22/22		$535	(52)	—	(52)
BNP Paribas SA	BNP European Growth Custom Index††	Pay	ESTR + 0.04%	Quarterly	9/29/23	EUR	1,099	(5)	—	(5)
BNP Paribas SA	BNP European Value Custom Index††	Receive	ESTR + 0.42%	Quarterly	9/28/23		1,100	(16)	—	(16)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23	JPY	3,044	(392)	—	(392)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23		$6,064	(675)	—	(675)
Goldman Sachs International	MSCI USA Index	Receive	SOFR + 0.35%	Quarterly	7/14/23		5,812	(356)	—	(356)
Goldman Sachs International	MSCI USA Index	Receive	SOFR + 0.30%	Quarterly	9/22/23		10,811	(177)	—	(177)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	9/8/23		3,025	234	—	234
JPMorgan Chase Bank NA	JPM SPX 1500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	9/8/23		3,050	(310)	—	(310)
JPMorgan Chase Bank NA	JPM SPX 500 Growth Custom Index††	Pay	SOFR + 0.35%	Quarterly	9/8/23		1,133	93	—	93
JPMorgan Chase Bank NA	JPM SPX 500 Value Custom Index††	Receive	SOFR + 0.35%	Quarterly	9/8/23		1,139	(120)	—	(120)
								$(1,723)	$—	$(1,723)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

†† See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with BNP European Growth Custom Index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP European Growth Custom Index
Acciona SA	116	$21	2.08%
Adyen NV	17	22	2.22
Aeroports de Paris	179	21	2.11
Air Liquide SA	184	21	2.15
Argenx SE	61	22	2.23
ASML Holding NV	49	21	2.12
Beiersdorf AG	219	22	2.19
Carl Zeiss Meditec AG	206	22	2.20
Cellnex Telecom SA	683	21	2.15
Credit Agricole SA	2,427	20	2.02
Dassault Systemes SE	621	22	2.20
Davide Campari-Milano NV	2,444	22	2.21
Delivery Hero SE	570	21	2.15
Deutsche Boerse AG	131	22	2.19
Elia Group SA	166	20	1.99
Euronext NV	342	22	2.21
Ferrari NV	114	21	2.18
Ferrovial SA	933	21	2.17
FinecoBank Banca Fineco SpA	1,756	22	2.22
Gecina SA	268	21	2.14
Getlink SE	1,349	21	2.13
Groupe Bruxelles Lambert NV	306	22	2.18
Hannover Rueck SE	141	21	2.15
Hermes International	19	22	2.24
Koninklijke DSM NV	191	22	2.22
L'Oreal SA	67	22	2.19
LVMH Moet Hennessy Louis Vuitton SE	36	22	2.18
Neste Oyj	514	23	2.29
Prosus NV	407	22	2.18
Rational AG	53	26	2.62
Remy Cointreau SA	129	22	2.19
Safran SA	235	22	2.19
Sampo Oyj	485	21	2.11
Sartorius AG	61	21	2.15
Sartorius Stedim Biotech	69	21	2.18
Scout24 SE	393	20	2.02
Siemens Gamesa Renewable Energy SA	1,212	21	2.16
Symrise AG	215	21	2.14
Teleperformance	84	21	2.17
Terna - Rete Elettrica Nazionale	3,181	19	1.97
Universal Music Group NV	1,177	22	2.26
UPM-Kymmene Oyj	668	21	2.16
Vonovia SE	988	21	2.18
Warehouses De Pauw CVA	870	21	2.17
Wolters Kluwer NV	220	22	2.18
Zalando SE	1,112	22	2.23

The following table represents the equity basket holdings underlying the total return swap with BNP European value custom index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
BNP European value custom index
ArcelorMittal SA	1,034	$21	2.17%
Banco Bilbao Vizcaya Argentaria SA	4,569	21	2.14
Banco Santander SA	8,611	20	2.10
Bayer AG	439	20	2.11
Bayerische Motoren Werke AG	324	21	2.20
Bayerische Motoren Werke AG	305	21	2.16
Bouygues SA	799	21	2.18
Capgemini SE	140	23	2.36
Carrefour SA	1,468	20	2.12
Cie de Saint-Gobain SA	583	21	2.19
Cie Generale des Etablissements Michelin SCA	943	21	2.22
Covestro AG	750	22	2.25
Daimler Truck Holding AG	902	21	2.14
Deutsche Bank AG	2,518	19	1.96
Deutsche Lufthansa AG	3,831	22	2.30
Deutsche Post AG	721	22	2.28
E.ON SE	2,651	20	2.13
Eiffage SA	266	21	2.23
Enel SpA	4,681	19	2.01
Engie SA	1,740	20	2.09
Erste Group Bank AG	927	21	2.13
Fresenius Medical Care AG & Co. KGaA	740	21	2.18
Fresenius SE & Co. KGaA	995	21	2.22
HeidelbergCement AG	535	21	2.22
Heineken Holding NV	311	21	2.23
Infineon Technologies AG	947	21	2.18
Kesko Oyj	1,133	21	2.20
KION Group AG	1,078	21	2.17
Klepierre SA	1,233	22	2.24
Koninklijke Ahold Delhaize NV	812	21	2.15
Koninklijke Philips NV	1,334	21	2.17
LEG Immobilien SE	364	22	2.27
Mercedes-Benz Group AG	403	21	2.14
NN Group NV	539	21	2.19
Nokia Oyj	4,972	22	2.23
Orange SA	2,239	20	2.10
Proximus SADP	2,040	21	2.20
Publicis Groupe SA	445	21	2.21
Randstad NV	475	21	2.15
Repsol SA	1,914	22	2.29
SEB SA	349	22	2.29
Societe Generale SA	963	19	2.00
Stellantis NV	1,742	21	2.17
UniCredit SpA	2,013	21	2.14
Veolia Environnement SA	1,050	20	2.10
voestalpine AG	1,172	20	2.08

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Custom Index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Custom Index
Aerovironment, Inc.	598	$50	0.54%
Albemarle Corp.	191	50	0.55
Autozone, Inc.	23	50	0.54
Axon Enterprise, Inc.	428	50	0.54
Badger Meter, Inc.	527	49	0.53
Cadence Design System, Inc.	295	48	0.52
Chart Industries, Inc.	272	50	0.54
Clearfield, Inc.	496	52	0.56
Cognex Corp.	1,183	49	0.53
Commerce Bancshares, Inc.	724	48	0.52
Cullen/Frost Bankers, Inc.	377	50	0.54
Cutera, Inc.	1,063	48	0.53
Cvb Financial Corp.	1,940	49	0.53
Deckers Outdoor Corp.	156	49	0.53
Dexcom, Inc.	604	49	0.53
Elf Beauty, Inc.	1,293	49	0.53
Eli Lilly & Co.	164	53	0.58
Enphase Energy, Inc.	178	49	0.53
First Finl Bankshares, Inc.	1,187	50	0.54
Firstcash Holdings, Inc.	662	49	0.53
Five Below	382	53	0.57
Glacier Bancorp, Inc.	1,003	49	0.53
Glaukos Corp.	1,015	54	0.59
Healthequity, Inc.	774	52	0.56
Hershey Co.	221	49	0.53
IDEX Corp.	248	49	0.54
Illumina, Inc.	253	48	0.52
Inari Medical, Inc.	742	54	0.59
Independent Bank Corp.	644	48	0.52
Kinsale Capital Group, Inc.	195	50	0.54
Lamb Weston Holdings, Inc.	633	49	0.53
Linde PLC	178	48	0.52
Livent Corp.	1,623	50	0.54
Manhattan Associates, Inc.	362	48	0.52
Option Care Health, Inc.	1,622	51	0.55
O'Reilly Automotive, Inc.	70	50	0.54
Palomar Holdings, Inc.	590	49	0.54
Paylocity Holding Corp.	210	51	0.55
Pdf Solutions, Inc.	1,982	49	0.53
Penumbra, Inc.	300	57	0.62
Progyny, Inc.	1,319	49	0.53
Rollins, Inc.	1,468	51	0.55
Royal Gold, Inc.	548	51	0.56
Shake Shack, Inc. - Class A	1,066	48	0.52
Tjx Companies, Inc.	780	48	0.53
Tractor Supply Company	264	49	0.53
Twitter, Inc.	1,282	56	0.61
Vericel Corp.	2,183	51	0.55
Wingstop, Inc.	409	51	0.56
Wynn Resorts Ltd.	837	53	0.57

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Custom Index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Custom Index
Abercrombie & Fitch Co. - Class A	120,871	$1,880	0.55%
ACI Worldwide, Inc.	85,141	1,779	0.52
American Equity Investment Life Holding Company	51,499	1,920	0.56
Associated Banc-Corp	96,252	1,933	0.57
Bloomin' Brands, Inc.	97,803	1,793	0.53
Boise Cascade Co.	30,591	1,819	0.53
Brinker International. Inc.	74,871	1,870	0.55
Builders Firstsource, Inc.	32,726	1,928	0.57
Cars.Com, Inc.	161,438	1,857	0.54
Central Pacific Financial Co.	88,298	1,827	0.54
Century Communities, Inc.	42,417	1,815	0.53
Charles River Laboratories	9,442	1,858	0.54
Citizens Financial Group	52,890	1,817	0.53
Cno Financial Group, Inc.	105,839	1,902	0.56
Cohu, Inc.	70,151	1,808	0.53
Consensus Cloud Solution	38,509	1,821	0.53
Cross Country Healthcare, Inc.	76,052	2,158	0.63
Cvs Health Corp.	19,184	1,830	0.54
Edgewell Personal Care Co.	49,429	1,849	0.54
Emergent Biosolutions, Inc.	85,334	1,791	0.52
Enovis Corp.	38,907	1,792	0.53
FNB Corp.	165,268	1,917	0.56
Geo Group, Inc.	231,906	1,786	0.52
Hanmi Financial Corporation	79,090	1,873	0.55
HF Sinclair Corp.	35,326	1,902	0.56
Hologic, Inc.	27,888	1,799	0.53
Insteel Industries, Inc.	67,507	1,791	0.52
Ironwood Pharmaceuticals, Inc.	176,266	1,826	0.54
Jabil, Inc.	32,932	1,901	0.56
Juniper Networks, Inc.	67,775	1,770	0.52
Knight-Swift Transportation	38,391	1,878	0.55
Koppers Holdings, Inc.	85,489	1,776	0.52
Lincoln National Corp.	41,038	1,802	0.53
Maximus, Inc.	31,226	1,807	0.53
Moog Inc-Class A	25,204	1,773	0.52
Mueller Industries, Inc.	30,596	1,819	0.53
Navient Corp.	132,728	1,950	0.57
OFG Bancorp	71,484	1,796	0.53
O-I Glass, Inc.	144,562	1,872	0.55
PBF Energy, Inc. - Class A	55,138	1,939	0.57
Sanmina Corp.	40,042	1,845	0.54
Taylor Morrison Home Corp.	78,693	1,835	0.54
Timkensteel Corp.	124,553	1,867	0.55
Titan International, Inc.	145,682	1,769	0.52
Trueblue, Inc.	94,321	1,800	0.53
Unum Group	50,153	1,946	0.57
Varex Imaging Corp.	90,334	1,910	0.56
Vishay Intertechnology, Inc.	100,093	1,781	0.52
Wells Fargo & Co.	44,066	1,772	0.52
Western Union Co.	131,017	1,769	0.52

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Growth Custom Index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Custom Index
Abiomed, Inc.	5,369	$1,319	1.01%
Air Products & Chemicals, Inc.	5,715	1,330	1.01
Albemarle Corp.	5,334	1,411	1.08
Aon PLC - Class A	5,020	1,345	1.03
Arthur J Gallagher & Co.	7,791	1,334	1.02
Autodesk, Inc.	7,130	1,332	1.02
Brown & Brown, Inc.	22,259	1,346	1.03
Brown-Forman Corp. - Class B	19,765	1,316	1.00
Cadence Design System, Inc.	8,432	1,378	1.05
Ceridian Hcm Holding, Inc.	23,612	1,319	1.01
Chipotle Mexican Grill, Inc.	863	1,296	0.99
Cintas Corp.	3,436	1,334	1.02
Dexcom, Inc.	17,169	1,383	1.05
Edwards Lifesciences Corp.	15,879	1,312	1.00
Electronic Arts, Inc.	11,341	1,312	1.00
Eli Lilly & Co.	4,574	1,479	1.13
Enphase Energy, Inc.	4,805	1,333	1.02
Equifax, Inc.	7,550	1,294	0.99
Etsy, Inc.	13,565	1,358	1.04
Fortinet, Inc.	28,533	1,402	1.07
Hershey Co.	6,300	1,389	1.06
Hilton Worldwide Holdings, Inc.	11,248	1,357	1.03
IDEX Corp.	7,012	1,401	1.07
IDEXX Laboratories, Inc.	4,133	1,347	1.03
Illumina, Inc.	7,016	1,339	1.02
Intuitive Surgical, Inc.	6,981	1,309	1.00
Jack Henry & Associates, Inc.	7,252	1,322	1.01
Lamb Weston Holdings, Inc.	18,125	1,402	1.07
Linde PLC	5,097	1,374	1.05
Marsh & Mclennan Cos.	8,746	1,306	1.00
Monster Beverage Corp.	15,803	1,374	1.05
MSCI, Inc.	3,105	1,310	1.00
Nasdaq, Inc.	23,388	1,326	1.01
Nordson Corp.	6,274	1,332	1.02
Paycom Software, Inc.	4,085	1,348	1.03
Progressive Corp.	11,507	1,337	1.02
Resmed, Inc.	6,420	1,401	1.07
Rollins, Inc.	39,687	1,376	1.05
Royal Caribbean Cruises Ltd.	34,430	1,305	1.00
Schlumberger Ltd.	37,850	1,359	1.04
Schwab (Charles) Corp.	20,016	1,439	1.10
Synopsys, Inc.	4,340	1,326	1.01
Tesla, Inc.	5,177	1,373	1.05
Twitter, Inc.	36,723	1,610	1.23
Tyler Technologies, Inc.	3,875	1,346	1.03
Vulcan Materials Co.	8,522	1,344	1.02
Waste Management, Inc.	8,349	1,338	1.02
Wynn Resorts Ltd.	24,294	1,531	1.17
Xylem, Inc.	15,274	1,334	1.02
Zoetis, Inc.	9,001	1,335	1.02

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Custom Index as of September 30, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Custom Index
3M Co.	782	$86	1.03%
American International Group	1,774	84	1.01
Archer-Daniels-Midland Co.	1,066	86	1.03
AT&T, Inc.	5,453	84	1.00
Boston Properties, Inc.	1,141	86	1.02
Capital One Financial Corp.	902	83	1.00
Cigna Corp.	323	90	1.07
Citizens Financial Group	2,584	89	1.06
Cognizant Tech Solutions - Class A	1,488	85	1.02
Conagra Brands, Inc.	2,714	89	1.06
Cummins, Inc.	435	89	1.06
Cvs Health Corp.	938	89	1.07
Davita, Inc.	1,047	87	1.04
Dow, Inc.	1,891	83	0.99
Dr Horton, Inc.	1,314	88	1.06
Dxc Technology Co.	3,466	85	1.02
Fortune Brands Home & Security	1,545	83	0.99
Gilead Sciences, Inc.	1,458	90	1.08
Hewlett Packard Enterprise	7,014	84	1.01
HP, Inc.	3,374	84	1.01
Huntington Ingalls Industries	402	89	1.07
Juniper Networks, Inc.	3,314	87	1.04
Keycorp	5,322	85	1.02
Laboratory Corporation of America Holdings	407	83	1.00
Leidos Holdings, Inc.	983	86	1.03
Lennar Corp. - Class A	1,205	90	1.08
Lincoln National Corp.	2,007	88	1.05
Lyondellbasell Industries -Class A	1,146	86	1.03
Metlife, Inc.	1,418	86	1.03
Micron Technology, Inc.	1,662	83	1.00
Moderna, Inc.	702	83	0.99
Molson Coors Beverage Co. - Class B	1,781	85	1.02
NRG Energy, Inc.	2,255	86	1.03
Paccar, Inc.	1,066	89	1.07
Pentair PLC	2,108	86	1.03
Pfizer, Inc.	2,011	88	1.05
Phillips 66	1,057	85	1.02
Pultegroup, Inc.	2,317	87	1.04
Quest Diagnostics, Inc.	733	90	1.08
Regeneron Pharmaceuticals	158	109	1.30
Robert Half International, Inc.	1,205	92	1.10
Snap-on, Inc.	428	86	1.03
Synchrony Financial	2,966	84	1.00
Textron, Inc.	1,492	87	1.04
United Rentals, Inc.	317	86	1.02
Universal Health Services - Class B	960	85	1.01
Valero Energy Corp.	818	87	1.05
Vici Properties, Inc.	2,788	83	1.00
Warner Bros Discovery, Inc.	7,286	84	1.00
Wells Fargo & Co.	2,155	87	1.04

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	51.6%
Common Stocks	30.8
Short-Term Investments	17.6
Total Investments	100.0	%**

**

Does not include open long/short futures contracts with a value of approximately $18,876,000 and net unrealized appreciation of approximately $301,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $146,000. Also does not include open swap agreements with net unrealized depreciation of approximately $2,118,000.

@		Value/Notional amount is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
BBSW		Australia's Bank Bill Swap.
BTP		Buoni del Tesoro Poliennali.
CAC		Cotation Assistée en Continu.
CDI		Certificado de Depósito Interbancári.
CME		Chicago Mercantile Exchange.
CORRA		Canadian Overnight Repo Rate Average.
ESTR		Euro short-Term Rate.
FTSE		Financial Times Stock Exchange.
IBEX		Índice Bursátil Español.
MIB		Milano Indice di Borsa.
MSCI		Morgan Stanley Capital International.
SGX		Singapore Exchange Ltd.
SPI		Schedule Performance Index.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Automobiles (0.5%)
Rivian Automotive, Inc., Class A (a)	61,252	$2,016

Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	7,975	1,596
Intellia Therapeutics, Inc. (a)	11,695	655
Moderna, Inc. (a)	8,704	1,029
ProKidney Corp. (a)(b)	242,043	2,181
		5,461
Capital Markets (0.9%)
Coinbase Global, Inc., Class A (a)	59,851	3,860

Chemicals (0.6%)
Ginkgo Bioworks Holdings, Inc. (a)	792,076	2,471

Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	371,870	822

Consumer Finance (0.2%)
Upstart Holdings, Inc. (a)(c)	36,140	751

Electronic Equipment, Instruments & Components (0.0%) (d)
Magic Leap Class A (a)(b)(e) (acquisition cost — $2,420; acquired 12/22/15)	3,138	—

Entertainment (6.0%)
ROBLOX Corp., Class A (a)	585,093	20,970
Sea Ltd. ADR (Singapore) (a)	86,979	4,875
		25,845
Health Care Equipment & Supplies (0.6%)
Dexcom, Inc. (a)	30,152	2,429

Health Care Providers & Services (4.3%)
Agilon health, Inc. (a)	583,059	13,655
Guardant Health, Inc. (a)	90,331	4,863
		18,518
Health Care Technology (2.4%)
Doximity, Inc., Class A (a)	196,133	5,927
Veeva Systems, Inc., Class A (a)	27,506	4,535
		10,462
Information Technology Services (25.4%)
Adyen NV (Netherlands) (a)	10,271	12,810
Affirm Holdings, Inc. (a)	211,240	3,963
Block, Inc., Class A (a)	105,246	5,787
Cloudflare, Inc., Class A (a)	491,307	27,174
MongoDB, Inc. (a)	30,136	5,984
Shopify, Inc., Class A (Canada) (a)	628,871	16,942
Snowflake, Inc., Class A (a)	212,208	36,067
		108,727

Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Interactive Media & Services (2.7%)
ZoomInfo Technologies, Inc., Class A (a)	278,716	11,611

Internet & Direct Marketing Retail (11.9%)
Chewy, Inc., Class A (a)	268,041	8,234
Coupang, Inc. (a)	638,046	10,636
DoorDash, Inc., Class A (a)	333,569	16,495
Global-e Online Ltd. (Israel) (a)	62,287	1,667
MercadoLibre, Inc. (a)	12,488	10,337
Wayfair, Inc., Class A (a)	107,519	3,500
		50,869
Leisure Products (0.4%)
Peloton Interactive, Inc., Class A (a)	236,397	1,638

Life Sciences Tools & Services (2.2%)
10X Genomics, Inc., Class A (a)	177,270	5,049
Illumina, Inc. (a)	23,862	4,552
		9,601
Pharmaceuticals (6.3%)
Royalty Pharma PLC, Class A (United Kingdom)	673,895	27,077

Road & Rail (7.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,149,855	5,654
Uber Technologies, Inc. (a)	984,827	26,098
		31,752
Semiconductors & Semiconductor Equipment (2.4%)
ASML Holding NV (Netherlands)	25,222	10,476

Software (19.3%)
Bill.Com Holdings, Inc. (a)	153,401	20,306
Datadog, Inc., Class A (a)	241,006	21,397
Gitlab, Inc., Class A (a)	132,006	6,761
Trade Desk, Inc., Class A (a)	504,686	30,155
Unity Software, Inc. (a)	133,562	4,255
		82,874
Specialty Retail (0.7%)
Carvana Co. (a)	143,406	2,911
Total Common Stocks (Cost $640,938)		410,171

Preferred Stocks (1.7%)
Software (1.7%)
Databricks, Inc. (a)(b)(e) (acquisition cost — $8,310; acquired 8/31/21)	113,088	6,736
Lookout, Inc. Series F (a)(b)(e) (acquisition cost — $1,618; acquired 6/17/14)	141,612	688
Total Preferred Stocks (Cost $9,928)		7,424

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $11,735)	270,111	3,082

Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	647,120	647

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (2.97%, dated 9/30/22, due 10/3/22; proceeds $92; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $94)	$92	92
Merrill Lynch & Co., Inc., (2.95%, dated 9/30/22, due 10/3/22; proceeds $27; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $28)	27	27
		119
Total Securities held as Collateral on Loaned Securities (Cost $766)		766

	Shares	Value (000)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $9,259)	9,259,238	9,259
Total Short-Term Investments (Cost $10,025)		10,025
Total Investments Excluding Purchased Options (100.5%) (Cost $672,626)		430,702
Total Purchased Options Outstanding (0.8%) (Cost $2,222)		3,260
Total Investments (101.3%) (Cost $674,848) Including $751 of Securities Loaned (g)(h)		433,962
Liabilities in Excess of Other Assets (–1.3%)		(5,520)
Net Assets (100.0%)		$428,442

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2022 amounts to approximately $9,605,000 and represents 2.2% of net assets.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $751,000 and $777,000, respectively. The Fund received cash collateral of approximately $777,000, of which approximately $766,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio – Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $11,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At September 30, 2022, the Fund held fair valued securities valued at approximately $7,424,000, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.

(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,108,000 and the aggregate gross unrealized depreciation is approximately $253,994,000, resulting in net unrealized depreciation of approximately $240,886,000.
ADR	American Depositary Receipt.

Morgan Stanley Variable Insurance Fund, Inc.
Growth Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug - 23	111,754,020	111,754	$1,029	$499	$530
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul - 23	99,573,866	99,574	920	494	426
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	255,980,426	255,980	1,311	1,229	82
							$3,260	$2,222	$1,038

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	25.3%
Other**	22.2
Software	21.0
Internet & Direct Marketing Retail	11.8
Road & Rail	7.4
Pharmaceuticals	6.3
Entertainment	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
U.S. Real Estate Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Apartments (14.4%)
AvalonBay Communities, Inc. REIT	75,774	$13,957
Equity Residential REIT	210,083	14,122
Mid-America Apartment Communities, Inc. REIT	76,062	11,795
		39,874
Data Centers (6.8%)
Digital Realty Trust, Inc. REIT	189,312	18,776

Free Standing (8.5%)
Agree Realty Corp. REIT	96,593	6,528
NETSTREIT Corp. REIT	194,490	3,464
Realty Income Corp. REIT	232,251	13,517
		23,509
Health Care (9.4%)
Healthpeak Properties, Inc. REIT	237,106	5,434
Ventas, Inc. REIT	182,844	7,345
Welltower, Inc. REIT	204,927	13,181
		25,960
Industrial (14.9%)
Americold Realty Trust, Inc. REIT	181,180	4,457
Duke Realty Corp. REIT	133,118	6,416
ProLogis, Inc. REIT	257,886	26,201
Rexford Industrial Realty, Inc. REIT	79,607	4,140
		41,214
Lodging/Resorts (2.6%)
Boyd Gaming Corp.	60,070	2,862
Host Hotels & Resorts, Inc. REIT	267,704	4,251
		7,113
Manufactured Homes (2.8%)
Sun Communities, Inc. REIT	56,687	7,671

Office (2.4%)
Kilroy Realty Corp. REIT	65,421	2,755
SL Green Realty Corp. REIT (a)	96,766	3,886
		6,641
Regional Malls (2.8%)
Simon Property Group, Inc. REIT	84,925	7,622

Self Storage (12.8%)
Extra Space Storage, Inc. REIT	49,782	8,598
Life Storage, Inc. REIT	57,696	6,391
Public Storage REIT	69,046	20,217
		35,206
Shopping Centers (6.7%)
Brixmor Property Group, Inc. REIT	338,807	6,258
Kite Realty Group Trust REIT	354,512	6,105
RPT Realty REIT	379,808	2,871
SITE Centers Corp. REIT	298,525	3,197
		18,431

Morgan Stanley Variable Insurance Fund, Inc.
U.S. Real Estate Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

Single Family Homes (5.8%)
American Homes 4 Rent, Class A REIT	214,147	7,026
Invitation Homes, Inc. REIT	268,981	9,084
		16,110
Specialty (6.9%)
American Tower Corp. REIT	20,966	4,501
Iron Mountain, Inc. REIT	168,738	7,419
Outfront Media, Inc. REIT	86,212	1,310
VICI Properties, Inc. REIT	195,313	5,830
		19,060
Total Common Stocks (Cost $303,059)		267,187

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b)	2,107,203	2,107

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc. (2.97%, dated 9/30/22, due 10/3/22; proceeds $299; fully collateralized by a U.S. Government obligation; 0.00% due 7/13/23; valued at $305)	$299	299
Merrill Lynch & Co., Inc. (2.95%, dated 9/30/22, due 10/3/22; proceeds $90; fully collateralized by a U.S. Government obligation; 1.88% due 2/28/27; valued at $91)	90	90
		389
Total Securities held as Collateral on Loaned Securities (Cost $2,496)		2,496

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio - Institutional Class (b) (Cost $7,549)	7,549,228	7,549
Total Short-Term Investments (Cost $10,045)		10,045
Total Investments (100.4%) (Cost $313,104) Including $2,540 of Securities Loaned (c)(d)		277,232
Other Assets in Excess of Liabilities (0.4%)		978
Net Assets (100.0%)		$276,254

(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2022, were approximately $2,540,000 and $2,530,000, respectively. The Fund received cash collateral of approximately $2,530,000, of which approximately $2,496,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At September 30, 2022, there was uninvested cash collateral of approximately $34,000. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Variable Insurance Fund, Inc.
U.S. Real Estate Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2022 (unaudited)(cont’d)

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2022, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,239,000 and the aggregate gross unrealized depreciation is approximately $49,111,000, resulting in net unrealized depreciation of approximately $35,872,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Industrial	15.0%
Apartments	14.5
Other**	13.4
Self Storage	12.8
Health Care	9.4
Free Standing	8.6
Specialty	6.9
Data Centers	6.8
Shopping Centers	6.7
Single Family Homes	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund,  Inc.

Notes to the Portfolio of Investments ▪ September 30, 2022 (unaudited)

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions.  In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus.  Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has have responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk,  etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$24	$—	$24
Agency Fixed Rate Mortgages	—	14,253	—	14,253
Asset-Backed Securities	—	9,489	—	9,489
Collateralized Mortgage Obligations - Agency Collateral Series	—	160	—	160
Commercial Mortgage-Backed Securities	—	10,216	—	10,216
Corporate Bonds	—	22,074	—	22,074
Mortgages - Other	—	18,793	—	18,793
Municipal Bonds	—	1,276	—	1,276
Sovereign	—	2,791	—	2,791
Supranational	—	283	—	283
U.S. Treasury Securities	—	4,196	—	4,196
Total Fixed Income Securities	—	83,555	—	83,555
Short-Term Investments
Investment Company	10,053	—	—	10,053
U.S. Treasury Securities	—	2,254	—	2,254
Total Short-Term Investments	10,053	2,254	—	12,307
Foreign Currency Forward Exchange Contracts	—	296	—	296
Futures Contracts	44	—	—	44
Total Assets	10,097	86,105	—	96,202
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(13)	—	(13)
Futures Contracts	(803)	—	—	(803)
Credit Default Swap Agreement	—	(8)	—	(8)
Total Liabilities	(803)	(21)	—	(824)
Total	$9,294	$86,084	$—	$95,378

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$1,469	$—	$—	$1,469
Chemicals	829	—	—	829
Commercial Services & Supplies	287	—	—	287
Consumer Finance	1,001	—	—	1,001
Entertainment	6,896	—	—	6,896
Health Care Providers & Services	12,990	—	—	12,990
Health Care Technology	6,216	—	—	6,216
Information Technology Services	32,150	3,235	—	35,385
Interactive Media & Services	7,651	—	—	7,651
Internet & Direct Marketing Retail	17,522	—	—	17,522
Leisure Products	1,680	—	—	1,680
Life Sciences Tools & Services	1,674	—	—	1,674
Pharmaceuticals	8,943	—	—	8,943
Road & Rail	2,073	—	—	2,073
Software	30,776	—	—	30,776
Specialty Retail	978	—	—	978
Total Common Stocks	133,135	3,235	—	136,370
Preferred Stock
Software	—	—	2,161	2,161
Investment Company	1,004	—	—	1,004
Warrant	12	—	—	12
Call Options Purchased	—	1,104	—	1,104
Short-Term Investments
Investment Company	2,551	—	—	2,551
Repurchase Agreements	—	244	—	244
Total Short-Term Investments	2,551	244	—	2,795
Total Assets	$136,702	$4,583	$2,161	$143,446

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)
Beginning Balance	$2,729
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(568)
Realized gains (losses)	-
Ending Balance	$2,161

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(568)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase In Input**
Preferred Stock	$2,161	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value /Revenue	22.8x	Increase
			Discount for Lack of Marketability	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$16,839	$—	$16,839
Sovereign	—	74,830	—	74,830
Total Fixed Income Securities	—	91,669	—	91,669
Warrant	—	19	—	19
Short-Term Investments
Corporate Bonds	—	168	—	168
Investment Company	3,104	—	—	3,104
Repurchase Agreements	—	14	—	14
Sovereign	—	1,119	—	1,119
Total Short-Term Investments	3,104	1,301	—	4,405
Foreign Currency Forward Exchange Contracts	—	220	—	220
Futures Contracts	408	—	—	408
Total Assets	3,512	93,209	—	96,721
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(14)	—	(14)
Futures Contracts	(958)	—	—	(958)
Total Liabilities	(958)	(14)	—	(972)
Total	$2,554	$93,195	$—	$95,749

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Airlines	$2,548	$—	$—	$2,548
Automobiles	—	7,359	—	7,359
Banks	10,573	23,668	—	34,241
Beverages	—	4,125	—	4,125
Chemicals	—	2,014	—	2,014
Commercial Banks	—	732	—	732
Construction Materials	—	756	—	756
Consumer Finance	—	1,962	—	1,962
Electrical Equipment	—	1,607	—	1,607
Electronic Equipment, Instruments & Components	—	4,114	—	4,114
Food & Staples Retailing	3,860	650	—	4,510
Food Products	—	2,024	—	2,024
Health Care Providers & Services	—	1,345	—	1,345
Hotels, Restaurants & Leisure	836	—	—	836
Information Technology Services	2,265	1,971	—	4,236
Insurance	—	2,651	—	2,651
Interactive Media & Services	—	4,438	—	4,438
Internet & Direct Marketing Retail	1,806	4,270	—	6,076
Machinery	—	1,965	—	1,965
Metals & Mining	689	10,097	—	10,786
Multi-Line Retail	2,714	1,179	—	3,893
Oil, Gas & Consumable Fuels	1,646	6,401	—	8,047
Paper & Forest Products	—	2,616	—	2,616
Personal Products	—	771	—	771
Pharmaceuticals	—	1,337	—	1,337
Real Estate Management & Development	—	424	—	424
Semiconductors & Semiconductor Equipment	5,775	11,449	—	17,224
Specialty Retail	802	—	—	802
Tech Hardware, Storage & Peripherals	—	6,273	—	6,273
Textiles, Apparel & Luxury Goods	603	4,063	—	4,666
Thrifts & Mortgage Finance	—	1,634	—	1,634
Total Common Stocks	34,117	111,895	—	146,012
Short-Term Investment
Investment Company	1,904	—	—	1,904
Total Assets	$36,021	$111,895	$—	$147,916

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$485	$1,351	$—	$1,836
Capital Markets	1,285	—	—	1,285
Health Care Equipment & Supplies	3,048	—	—	3,048
Household Products	725	1,611	—	2,336
Information Technology Services	4,567	—	—	4,567
Life Sciences Tools & Services	2,784	—	—	2,784
Machinery	390	—	—	390
Personal Products	354	507	—	861
Pharmaceuticals	293	—	—	293
Professional Services	448	999	—	1,447
Software	2,985	1,176	—	4,161
Textiles, Apparel & Luxury Goods	310	699	—	1,009
Tobacco	1,821	—	—	1,821
Total Common Stocks	19,495	6,343	—	25,838
Short-Term Investment
Investment Company	506	—	—	506
Total Assets	$20,001	$6,343	$—	$26,344

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$1,542	$1,420		$—	$2,962
Commercial Services & Supplies	4,694	—		—	4,694
Communications	10,360	4,267		—	14,627
Diversified	1,083	3,223		—	4,306
Electricity Transmission & Distribution	7,495	5,011		—	12,506
Oil & Gas Storage & Transportation	18,405	7,378		—	25,783
Railroads	311	—		—	311
Renewables	—	314		—	314
Toll Roads	—	2,082		—	2,082
Utilities	706	—		—	706
Water	1,017	1,415		—	2,432
Total Common Stocks	45,613	25,110		—	70,723
Right	—	—	†	—	—	†
Short-Term Investments
Investment Company	4,503	—		—	4,503
Repurchase Agreements	—	302		—	302
Total Short-Term Investments	4,503	302		—	4,805
Total Assets	$50,116	$25,412	†	$—	$75,528	†

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,070	$5,445	$—	$7,515
Health Care	2,353	300	—	2,653
Industrial	3,547	1,161	—	4,708
Lodging/Resorts	621	246	—	867
Office	556	1,842	—	2,398
Residential	5,855	618	17	6,490
Retail	4,398	1,339	—	5,737
Self Storage	2,925	421	—	3,346
Specialty	817	—	—	817
Total Common Stocks	23,142	11,372	17	34,531
Short-Term Investments
Investment Company	1,239	—	—	1,239
Repurchase Agreements	—	101	—	101
Total Short-Term Investments	1,239	101	—	1,340
Total Assets	$24,381	$11,473	$17	$35,871

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$20
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(3)
Realized gains (losses)	-
Ending Balance	$17

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$(3)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:

Global Real Estate	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase In Input**
Common Stock	$17	Market Transaction Method	Transaction Valuation	$0.003	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$3	$—		$3
Agency Fixed Rate Mortgages	—	2,760	—		2,760
Asset-Backed Securities	—	283	—		283
Commercial Mortgage-Backed Securities	—	548	—		548
Corporate Bonds	—	9,490	—		9,490
Mortgages - Other	—	1,102	—		1,102
Sovereign	—	20,682	14		20,696
Supranational	—	1,101	—		1,101
U.S. Treasury Securities	—	2,737	—		2,737
Total Fixed Income Securities	—	38,706	14		38,720
Common Stocks
Aerospace & Defense	197	133	—		330
Air Freight & Logistics	69	44	—		113
Airlines	6	10	—		16
Auto Components	25	20	—		45
Automobiles	296	135	—		431
Banks	974	2,137	—		3,111
Beverages	229	214	—		443
Biotechnology	297	114	—		411
Building Products	55	64	—		119
Capital Markets	400	243	—		643
Chemicals	248	237	—		485
Commercial Banks	9	12	—		21
Commercial Services & Supplies	85	26	—		111
Communications Equipment	84	35	—		119
Construction & Engineering	18	65	—		83
Construction Materials	15	54	—		69
Consumer Finance	65	—	—		65
Containers & Packaging	40	6	—		46
Distributors	18	3	—		21
Diversified Consumer Services	—	3	—		3
Diversified Financial Services	138	63	—		201
Diversified Financials	3	—	—		3
Diversified Telecommunication Services	119	199	—		318
Electric Utilities	294	185	—		479
Electrical Equipment	65	134	—		199
Electronic Equipment, Instruments & Components	77	26	—		103
Energy Equipment & Services	35	5	—	†	40	†
Entertainment	183	20	—		203
Equity Real Estate Investment Trusts (REITs)	341	90	—		431
Food & Staples Retailing	252	104	—		356
Food Products	142	355	—		497
Gas Utilities	14	28	—		42
Health Care Equipment & Supplies	317	155	—		472
Health Care Providers & Services	436	30	—		466
Health Care Technology	11	—	—		11
Hotels, Restaurants & Leisure	245	143	—		388
Household Durables	34	17	—		51
Household Products	157	67	—		224
Independent Power Producers & Energy Traders	21	30	—		51
Industrial Conglomerates	92	103	—		195
Information Technology Services	589	94	—		683
Insurance	379	427	—		806
Interactive Media & Services	520	15	—		535
Internet & Direct Marketing Retail	368	48	—		416
Leisure Products	6	—	—		6
Life Sciences Tools & Services	234	57	—		291

Machinery	187	170		—		357
Marine	2	24		—		26
Media	103	36		—		139
Metals & Mining	155	341	†	—		496	†
Multi-Line Retail	75	32		—		107
Multi-Utilities	130	82		—		212
Oil, Gas & Consumable Fuels	1,067	508		—		1,575
Paper & Forest Products	4	38		—		42
Personal Products	35	176		—		211
Pharmaceuticals	547	867		—		1,414
Professional Services	65	131		—		196
Real Estate Management & Development	14	87		—		101
Road & Rail	240	8		—		248
Semiconductors & Semiconductor Equipment	551	198		—		749
Software	1,055	128	†	—		1,183	†
Specialty Retail	256	33		—		289
Tech Hardware, Storage & Peripherals	781	7		—		788
Textiles, Apparel & Luxury Goods	59	290		—		349
Tobacco	75	98		—		173
Trading Companies & Distributors	35	62		—		97
Transportation Infrastructure	—	50		—		50
Water Utilities	14	12		—		26
Wireless Telecommunication Services	54	45		—		99
Total Common Stocks	13,706	9,373	†	—	†	23,079	†
Preferred Stocks
Entertainment	—@	—		—		—@
Right	—@	—		—		—@
Short-Term Investments
Investment Company	12,497	—		—		12,497
U.S. Treasury Security	—	665		—		665
Total Short-Term Investments	12,497	665		—		13,162
Foreign Currency Forward Exchange Contracts	—	489		—		489
Futures Contracts	405	—		—		405
Interest Rate Swap Agreements	—	20		—		20
Total Return Swap Agreements	—	380		—		380
Total Assets	26,608	49,633	†	14	†	76,255	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(343)		—		(343)
Futures Contracts	(104)	—		—		(104)
Interest Rate Swap Agreements	—	(415)		—		(415)
Total Return Swap Agreements	—	(2,103)		—		(2,103)
Total Liabilities	(104)	(3,511)		—		(3,615)
Total	$26,504	$46,772	†	$14	†	$73,290	†

@	Value is less than $500.
†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Fixed Income Security (000)	Common Stocks (000)
Beginning Balance	$-	$-
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	14	-	†
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	-	-
Realized gains (losses)	-	-
Ending Balance	$14	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$-	$-

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022:

Global Strategist	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Fixed Income Securities - Sovereign	$14	Market Implied	Expected Recovery Value	$0.49	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$2,016	$—	$—		$2,016
Biotechnology	5,461	—	—		5,461
Capital Markets	3,860	—	—		3,860
Chemicals	2,471	—	—		2,471
Commercial Services & Supplies	822	—	—		822
Consumer Finance	751	—	—		751
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	25,845	—	—		25,845
Health Care Equipment & Supplies	2,429	—	—		2,429
Health Care Providers & Services	18,518	—	—		18,518
Health Care Technology	10,462	—	—		10,462
Information Technology Services	95,917	12,810	—		108,727
Interactive Media & Services	11,611	—	—		11,611
Internet & Direct Marketing Retail	50,869	—	—		50,869
Leisure Products	1,638	—	—		1,638
Life Sciences Tools & Services	9,601	—	—		9,601
Pharmaceuticals	27,077	—	—		27,077
Road & Rail	31,752	—	—		31,752
Semiconductors & Semiconductor Equipment	10,476	—	—		10,476
Software	82,874	—	—		82,874
Specialty Retail	2,911	—	—		2,911
Total Common Stocks	397,361	12,810	—	†	410,171	†
Preferred Stocks
Software	—	—	7,424		7,424
Investment Company	3,082	—	—		3,082
Call Options Purchased	—	3,260	—		3,260
Short-Term Investments
Investment Company	9,906	—	—		9,906
Repurchase Agreements	—	119	—		119
Total Short-Term Investments	9,906	119	—		10,025
Total Assets	$410,349	$16,189	$7,424	†	$433,962	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$-		$9,175 †
Purchases	-		-
Sales	-		(1,526)
PIPE transactions	-		-
Amortization of discount	-		-
Transfers in	-	†	-
Transfers out	-		(- )†
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		(225)
Realized gains (losses)	-		-
Ending Balance	$-	†	$7,424

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2022	$-		$(225)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase In Input**
Preferred Stocks	$7,424	Discounted Cash Flow	Weighted Average Cost of Capital	12.5% - 14.5% / 13.5%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x - 26.3x / 21.5x	Increase
			Discount for Lack of Marketability	12.0% - 14.0% / 13.8%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$39,874	$—	$—	$39,874
Data Centers	18,776	—	—	18,776
Free Standing	23,509	—	—	23,509
Health Care	25,960	—	—	25,960
Industrial	41,214	—	—	41,214
Lodging/Resorts	7,113	—	—	7,113
Manufactured Homes	7,671	—	—	7,671
Office	6,641	—	—	6,641
Regional Malls	7,622	—	—	7,622
Self Storage	35,206	—	—	35,206
Shopping Centers	18,431	—	—	18,431
Single Family Homes	16,110	—	—	16,110
Specialty	19,060	—	—	19,060

Total Common Stocks	267,187	—	—	267,187
Short-Term Investments
Investment Company	9,656	—	—	9,656
Repurchase Agreements	—	389	—	389
Total Short-Term Investments	9,656	389	—	10,045
Total Assets	$276,843	$389	$—	$277,232

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.